                DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   We are pleased to present the annual report on the operations of Dean Witter Multi-State Series Trust for the November 30, 1996 fiscal year.

   Stronger economic growth and the potential threat of rising inflation shifted the tone of the fixed-income markets from bullish to bearish early in 1996. This change in market psychology was confirmed in March by a surprisingly large increase in payroll employment. The rise in interest rates between February and July may be attributed to market weakness on the days that strong monthly employment figures were reported. The bond market sporadically pushed long-term yields higher, in anticipation of a possible increase in the federal-funds rate by the Federal Reserve Board. However, as employment growth and overall economic activity slowed during the summer, the central bank left monetary policy unchanged. As a result, the fixed-income markets regained an optimistic outlook and rallied from September through November to lower yields last seen at the beginning of the year.

MUNICIPAL MARKET CONDITIONS

   Between February and July 1996, 30-year insured revenue bond yields rose 75 basis points from 5.40 percent to reach 6.15 percent in April and again in mid-June. Subsequently, demand for municipal bonds improved and followed the trend of Treasuries to lower rates. By the end of November, insured bond yields stood at 5.50 percent. In November, the yield curve pickup for extending maturities from 1 to 30 years was 190 basis points.

   The ratio of insured revenue bond yields to 30-year U.S. Treasury yields moved from 92 percent to 86 percent for the calendar year to date. A declining ratio means that municipal bond prices outperformed U.S. Treasury prices. The relative improvement in municipals occurred as flat-tax proposals failed to gain public support.

   The municipal market also benefited from steady demand. In addition to regular maturities and calls for redemption this year, it has been estimated that investors also faced the retirement of over $60 billion in debt that had been previously refinanced. On the supply side, new issues increased 13 percent to $160 billion for the first 11 months of 1996.

PORTFOLIO STRUCTURE

   Over the course of the fiscal year ended November 30, 1996, the average cash and short-term investment position of Dean Witter Multi-State Municipal Series Trust was increased to 7 percent of net assets. An additional 6 percent of average net assets were held in refunded bonds escrowed to call dates within 10 years. The Fund's weighted average maturities ranged from 17 to 20 years. Call protection was 6.5 years on average. Overall average credit quality remained double "A". The investment objective of a high level of current income exempt from both federal and state income taxes consistent with preservation of capital remained the primary consideration in portfolio activity.

   For your convenience, we have summarized details regarding the various state series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions, performance and tax-free and taxable equivalent yields.

LOOKING AHEAD

   The balance between the supply of new issues and demand created by maturities is expected to remain positive for the municipal market. Long-term insured municipal securities currently yield 86 percent of the yield on U.S. Treasury securities and may be expected to move in tandem with the Treasury market. Although municipal performance relative to Treasuries has improved, tax-exempt investments could again be affected by market uncertainty if new tax-reduction proposals resurface.

   We appreciate your ongoing support of Dean Witter Multi-State Series Trust and look forward to continuing to serve your investment needs.

                                               Very truly yours,

                                               /s/ Charles A. Fiumefreddo
                                               -------------------------------
                                               Charles A. Fiumefreddo
                                               Chairman of the Board

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
                                    ARIZONA

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                                  CALIFORNIA

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                                    FLORIDA

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                                  NEW JERSEY

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                                   NEW YORK

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                                 MASSACHUSETTS

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                                   MICHIGAN

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                                   MINNESOTA

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                                     OHIO

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                                 PENNSYLVANIA

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

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1996
-----------------------------------------------------------------------------

                                     Arizona       California      Florida       Massachusetts
                                      Series         Series         Series          Series
                                  ------------  --------------  ------------  -----------------
Credit Ratings (1):
 Aaa or AAA .....................      44%            42%            69%             42%
 Aa or AA .......................      35             24             14               9
 A or A .........................      17             24              7              35
 Baa or BBB .....................       4             10              5              14
 Ba or BB .......................      --             --             --              --
 Non-Rated (2) ..................      --             --              5              --
Average Weighted (3):
 Maturity .......................   17 Years       17 Years       19 Years        17 Years
 Call Protection ................    6 Years        7 Years        6 Years         7 Years
Per Share Net Asset Value:
 November 30, 1995 ..............     $10.65         $10.67         $10.88          $10.97
 November 30, 1996 ..............     $10.59         $10.81         $10.86          $10.92
Distributions (4) ...............      $0.54          $0.56          $0.55           $0.59
Total Return
 Year Ended 11/30/96 (5) ........       4.63%          6.76%          5.03%           5.07%
Tax-Free Yield (6) ..............       4.35%          4.70%          4.56%           4.75%
Taxable Equivalent Yield (7)  ...       7.63%          8.74%          7.55%           8.94%

----------

(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.

(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.

(3)    Includes short-term securities.

(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the year ended November 30, 1996.

(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus reinvested dividends.

(6) Yields were calculated for the 30-day period ended November 30, 1996, following the SEC yield formula (based on adjusted net asset value).

(7) Assumes the top federal income tax rate and the top effective state income tax rate, if any, and includes the effect of fully deducting state taxes and the phasing out of the benefit of personal exemptions claimed.

-----------------------------------------------------------------------------

    Michigan       Minnesota       New Jersey      New York          Ohio         Pennsylvania
     Series          Series          Series         Series          Series           Series
--------------  --------------  --------------  -------------  --------------  ----------------
      62%             26%             45%             43%            62%              56%
      31              38              21              13             19               24
       7              22              12              30             14               15
      --              14              17              14              5                4
      --              --               2              --             --               --
      --              --               3              --             --                1

    18 Years        17 Years        19 Years       20 Years        18 Years         18 Years
     6 Years         6 Years         6 Years         8 Years        6 Years          6 Years

     $10.81          $10.61          $10.73          $10.88         $10.80           $10.85
     $10.78          $10.60          $10.70          $10.90         $10.77           $10.85
      $0.56           $0.54           $0.55           $0.56          $0.55            $0.55

       5.09%           5.21%           4.93%           5.46%          5.04%            5.27%
       4.84%           4.62%           4.77%           4.88%          4.90%            4.71%
       8.38%           8.36%           8.44%           8.82%          8.72%            8.02%


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

 Principal
 Amount (in                                                                              Coupon    Maturity
 thousands)                                                                               Rate       Date          Value
-----------                                                                            --------  -----------  -------------
             ARIZONA TAX-EXEMPT MUNICIPAL BONDS (92.1%)
             GENERAL OBLIGATION (12.4%)
  $   200    Chandler, Sierra Vista Refg Ser 1991 (FGIC) .............................    7.00 %   07/01/12    $   221,792
    1,000    Paradise Valley Unified School District #69, Ser B 1995 (MBIA)  .........    5.25     07/01/15        999,950
             Phoenix,
    1,000     Refg Ser 1993 A ........................................................    5.25     07/01/12      1,002,690
    1,550     Refg Ser 1992 ..........................................................    6.375    07/01/13      1,669,149
      750    Tucson, Refg Ser 1995 (FGIC) ............................................    5.50     07/01/12        763,822
    1,000    Tucson Unified School District #1, 1989 Ser D 1992 (FGIC)  ..............    6.10     07/01/11      1,061,190
-----------                                                                                                   -------------
    5,500                                                                                                        5,718,593
-----------                                                                                                   -------------
             EDUCATIONAL FACILITIES REVENUE (6.6%)
    1,000    Arizona Board of Regents, Arizona State University Ser 1992 A  ..........    5.50     07/01/19        993,550
    1,000    Arizona State University, Research Park Refg Ser 1995 (MBIA)  ...........    5.00     07/01/21        955,020
    1,000    University of Arizona, Telecommunications Ser 1991 COPs .................    6.50     07/15/12      1,095,620
-----------                                                                                                   -------------
    3,000                                                                                                        3,044,190
-----------                                                                                                   -------------
             ELECTRIC REVENUE (2.3%)
    1,000    Salt River Agricultural Improvement & Power District, Refg 1992 Ser D  ..    6.25     01/01/27      1,052,460
-----------                                                                                                   -------------
             HOSPITAL REVENUE (8.4%)
      700    Arizona Health Facilities Authority, Phoenix Memorial Hospital Refg
              Ser 1991 ...............................................................    8.20     06/01/21        760,480
    2,000    Maricopa County Industrial Development Authority, Catholic Healthcare
              West 1992 Ser A (MBIA) .................................................    5.75     07/01/11      2,050,500
    1,100    Pima County Industrial Development Authority, Carondelet Health Care
             Corp Ser 1993 (MBIA) ....................................................    5.25     07/01/13      1,095,127
-----------                                                                                                   -------------
    3,800                                                                                                        3,906,107
-----------                                                                                                   -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (10.4%)
    1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 ..............................................................    5.45     06/01/09      1,014,810
    2,000    Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) .......................................................    5.80     11/15/28      2,028,500
    1,700    Santa Cruz County Industrial Development Authority, Citizens Utilities
              Co Ser 1991 (AMT) ......................................................    7.15     02/01/23      1,794,010
-----------                                                                                                   -------------
    4,700                                                                                                        4,837,320
-----------                                                                                                   -------------
             MORTGAGE REVENUE -MULTI-FAMILY (2.2%)
      970    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
-----------   (AMT) (AGRC) ...........................................................    7.05     04/01/22      1,023,175

                                                                                                              -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
---------------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                              Coupon    Maturity
 thousands)                                                                               Rate       Date          Value
-----------                                                                            --------  -----------  -------------
             PUBLIC FACILITIES REVENUE (3.9%)
             Arizona,
   $   500    Refg Ser 1992 B COPs (AMBAC) ...........................................    6.25 %    09/01/10    $   539,450
       500    Ser 1991 COPs (FSA) ....................................................    6.25      09/01/11        532,710
       700   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A  .    7.90      07/01/07        754,278
-----------                                                                                                   -------------
     1,700                                                                                                        1,826,438
-----------                                                                                                   -------------
             TRANSPORTATION FACILITIES REVENUE (17.8%)
             Phoenix,
     2,000    Street & Highway User Refg Ser 1993 ....................................    5.125     07/01/11      1,974,440
     1,000    Street & Highway User Ser 1992 .........................................    6.25      07/01/11      1,113,560
     2,000   Phoenix Civic Improvement Corporation, Airport Terminal Excise Tax
              Ser 1989 (AMT) .........................................................    7.80      07/01/11      2,081,920
             Tucson,
     1,000    Street & Highway User Sr Lien Refg Ser 1993 ............................    5.50      07/01/09      1,021,910
     1,000    Street & Highway User Sr Lien Refg Ser 1996 (MBIA) .....................    6.00      07/01/10      1,085,350
     1,000   Puerto Rico Highway & Transportation Authority, Refg Ser X  .............    5.25      07/01/21        944,600
-----------                                                                                                   -------------
     8,000                                                                                                        8,221,780
-----------                                                                                                   -------------
             WATER & SEWER REVENUE (18.0%)
     1,000   Arizona Wastewater Management Authority, Wastewater Ser 1992 A (AMBAC)  .    5.95      07/01/12      1,047,630
             Chandler,
       750    Water & Sewer Refg Ser 1991 (FGIC) .....................................    7.00      07/01/12        831,390
     1,000    Water & Sewer Refg Ser 1992 (FGIC) .....................................    6.25      07/01/13      1,072,880
     1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ........................    6.50      07/01/22      1,103,920
             Phoenix Civic Improvement Corporation,
     1,000    Wastewater Refg Ser 1993 ...............................................    4.75      07/01/23        873,770
     1,000    Wastewater Jr Lien Ser 1994 ............................................    5.45      07/01/19        985,890
     2,200   Tucson, Water Refg Ser 1991 .............................................    6.50      07/01/16      2,368,784
-----------                                                                                                   -------------
     7,950                                                                                                        8,284,264
-----------                                                                                                   -------------
             OTHER REVENUE (1.5%)
       700   Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
-----------   Control Facilities Financing Authority, Teachers Retirement 1996 Ser B..    5.50      07/01/16        702,940
                                                                                                              -------------
             REFUNDED (8.6%)
             Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
     1,150    Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM)  ...........    6.25      09/01/11      1,239,539
     1,500   Arizona Transportation Board, Sub Highway Ser 1991 A ....................    6.50      07/01/01++    1,656,525
     1,000   Central Arizona Water Conservation District, Ser 1991 B .................    6.50      05/01/01++    1,103,840
-----------                                                                                                   -------------
     3,650                                                                                                        3,999,904
-----------                                                                                                   -------------
    40,970   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $40,450,936) .........................    42,617,171
-----------                                                                                                   -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
---------------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                              Coupon    Maturity
 thousands)                                                                               Rate       Date          Value
-----------                                                                            --------  -----------  -------------
             SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.2%)
   $   300   Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser C (Demand
              12/02/96) ..............................................................   4.00*%    05/01/29     $   300,000
     2,100   Pinal County Industrial Development Authority, Newmont Mining Corp
              Ser 1984 (Demand 12/02/96) .............................................   4.00*     12/01/09       2,100,000
-----------                                                                                                   -------------
     2,400   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $2,400,000) ..................................................................     2,400,000
-----------                                                                                                   -------------
   $43,370   TOTAL INVESTMENTS (IDENTIFIED COST $42,850,936) (a) ...............................      97.3%      45,017,171
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................................       2.7        1,231,046
                                                                                                     -----    -------------
             NET ASSETS ........................................................................     100.0%     $46,248,217
                                                                                                     =====    =============

----------

   AMT     Alternative Minimum Tax.

   COPs    Certificates of Participation.

   ETM     Escrowed to maturity.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,192,864 and the aggregate gross unrealized depreciation is $26,629, resulting in net unrealized appreciation of $2,166,235.

Bond Insurance:
--------------

   AGRC    Asset Guaranty Reinsurance Company.

   AMBAC   AMBAC Indemnity Corporation.

   FGIC    Financial Guaranty Insurance Company.

   FSA     Financial Security Assurance Inc.

   MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

 Principal
Amount (in                                                                                Coupon    Maturity
thousands)                                                                                 Rate       Date          Value
-----------                                                                             --------  -----------  --------------
             CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (95.2%)
             GENERAL OBLIGATION (4.4%)
  $  2,000   California, Various Purpose 04/01/93 (FSA) ...............................    5.50 %   04/01/19    $  1,962,020
     3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline
             Refg Ser 1996 (FGIC) .....................................................    5.80     09/01/22       3,066,450
-----------                                                                                                    --------------
     5,000                                                                                                         5,028,470
-----------                                                                                                    --------------
             EDUCATIONAL FACILITIES REVENUE (12.1%)
             California Educational Facilities Authority,
     3,000    Carnegie Institution of Washington 1993 Ser A ...........................    5.60     10/01/23       2,966,880
     4,000    Claremont Colleges Ser 1992 .............................................    6.375    05/01/22       4,198,320
     2,000    Loyola Marymount University Refg Ser 1992 ...............................    6.00     10/01/14       2,028,260
     2,500    University of Southern California Ser 1993 B ............................    5.80     10/01/15       2,525,600
     2,000    University of Southern California Refg Ser 1996 .........................    4.35     10/01/19       2,016,260
-----------                                                                                                    --------------
    13,500                                                                                                        13,735,320
-----------                                                                                                    --------------
             ELECTRIC REVENUE (11.0%)
     2,000   Kings River Conservation District, Pine Flat Power Ser D .................    6.00     01/01/17       2,029,360
     2,000   Los Angeles Department of Water & Power, Refg Issue of 1993  .............    5.375    09/01/23       1,921,720
     1,750   Northern California Power Agency, Geothermal #3 1993 Refg Ser A  .........    5.85     07/01/10       1,849,260
     7,000   Southern California Public Power Authority, Mead - Phoenix (AMBAC) .......    5.15     07/01/15       6,740,440
-----------                                                                                                    --------------
    12,750                                                                                                        12,540,780
-----------                                                                                                    --------------
             HOSPITAL REVENUE (11.1%)
     1,000   Berkeley, Alta Bates Medical Center Refg Ser A ...........................    6.50     12/01/11       1,024,270
             California Health Facilities Financing Authority, ........................
     2,000    Catholic Health Corp Ser 1992 (MBIA) ....................................    6.00     07/01/13       2,076,320
     3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................    6.375    10/01/22       3,254,550
     2,000   California Statewide Communities Development Authority,
             Cedar Sinai Medical Center Ser 1992 COPs .................................    6.50     08/01/12       2,221,460
             Duarte,
     2,000    City of Hope National Medical Center Ser 1993 COPs ......................    6.00     04/01/08       2,021,760
     2,000    City of Hope National Medical Center Ser 1993 COPs ......................    6.125    04/01/13       2,010,560
-----------                                                                                                    --------------
    12,000                                                                                                        12,608,920
-----------                                                                                                    --------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.2%)
             California Pollution Control Financing Authority,
     1,000    Atlantic Richfield Co Ser 1996 A ........................................    5.00     04/01/08         988,010
     1,000    Pacific Gas & Electric Co 1992 Ser A (AMT) ..............................    6.625    06/01/09       1,068,240
     1,500    San Diego Gas and Electric Co 1996 Ser A ................................    5.90     06/01/14       1,589,490
-----------                                                                                                    --------------
     3,500                                                                                                         3,645,740
-----------                                                                                                    --------------
             MORTGAGE REVENUE - MULTI-FAMILY (1.8%)
     2,000   California Housing Finance Agency, Rental II 1992 Ser B ..................    6.70     08/01/15       2,082,360
-----------                                                                                                    --------------
             MORTGAGE REVENUE - SINGLE FAMILY (1.5%)
       690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA)  .........    7.00     08/01/23         725,970
       935   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ...................................................................    6.85     10/15/23         979,618
-----------                                                                                                    --------------
     1,625                                                                                                         1,705,588
-----------                                                                                                    --------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------------------------------------------------------
 Principal
Amount (in                                                                                Coupon    Maturity
thousands)                                                                                 Rate       Date          Value
-----------                                                                             --------  -----------  --------------

             PUBLIC FACILITIES REVENUE (9.0%)
  $  2,000   Los Angeles County, 1991 Master Refg COPs ................................    6.708%   05/01/15    $  2,066,760
     2,000   Nevada County, Western Nevada County Solid Waste Mgmt 1991 COPs  .........    7.50     06/01/21       2,066,260
     2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C  .........    6.375    09/01/13       2,099,720
     2,700   Torrance, Refg 1991 COPs .................................................    6.80     07/01/12       2,921,454
     1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A  ..    7.90     07/01/07       1,077,540
-----------                                                                                                    --------------
     9,700                                                                                                        10,231,734
-----------                                                                                                    --------------
             TAX ALLOCATION (4.4%)
     1,000   Industry Urban-Development Agency, Transportation-Distribution-
             Industrial Redev Proj #3 1992 Refg .......................................    6.90     11/01/16       1,076,790
     1,000   Riverside County Redevelopment Agency, Proj #4 1991 Ser A ................    7.50     10/01/26       1,089,870
     3,000   Rosemead Redevelopment Agency, Proj #1 Ser 1993 A ........................    5.50     10/01/18       2,825,790
-----------                                                                                                    --------------
     5,000                                                                                                         4,992,450
-----------                                                                                                    --------------
             TRANSPORTATION FACILITIES REVENUE (9.7%)
     2,000   California Maritime Infrastructure Authority, San Diego Unified Port
             District-Lindbergh Field Ser 1995 (AMT) (AMBAC) ..........................    5.25     11/01/15       1,943,860
     2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B  ......    6.50     07/01/13       2,129,660
     2,000   San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC) .......................................................    4.75     04/01/08       1,958,680
             San Francisco Bay Area Rapid Transit District,
     1,000    Sales Tax Ser 1991 (FGIC) ...............................................    6.60     07/01/12       1,098,070
     1,850    Sales Tax Ser 1995 (FGIC) ...............................................    5.50     07/01/20       1,833,017
     2,000   Santa Clara Transit District, Sales Tax 1991 Ser A .......................    6.25     06/01/21       2,053,260
-----------                                                                                                    --------------
    10,850                                                                                                        11,016,547
-----------                                                                                                    --------------
             WATER & SEWER REVENUE (15.5%)
     1,000   Alameda County Water District, 1992 COPs (MBIA) ..........................    6.20     06/01/13       1,052,790
     1,000   California Department of Water Resources, Central Valley Ser J-2  ........    6.00     12/01/20       1,019,650
     2,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC) ...................    5.00     10/01/13       1,937,900
     1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) .........................    6.25     10/01/12       1,120,360
     3,000   East Bay Municipal Utility District, Water Refg Ser 1992 .................    6.00     06/01/20       3,089,370
     1,000   Los Angeles, Wastewater 1991 Ser C .......................................    7.10     06/01/18       1,078,100
     2,100   Metropolitan Water District of Southern California, Water 1996 Ser C (WI)     5.25     07/01/15       2,072,910
     4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) .................    6.30     04/08/21       4,257,800
     2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A  ........    6.00     11/01/15       2,063,100
-----------                                                                                                    --------------
    17,100                                                                                                        17,691,980
-----------                                                                                                    --------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------------------------------------------------------
 Principal
Amount (in                                                                                Coupon    Maturity
thousands)                                                                                 Rate       Date          Value
-----------                                                                             --------  -----------  --------------

             REFUNDED (11.5%)
  $  2,000   California Department of Water Resources, Central Valley Ser K  ..........    6.00%    06/01/02++   $  2,185,760
     2,000   California Educational Facilities Authority, University of San Francisco
              Ser 1992 ................................................................    6.40     10/01/02++      2,251,440
     2,000   California Public Works Board, California State University 1992 Ser A  ...    6.70     10/01/02++      2,273,460
     2,000   Central Coast Water Authority, Ser 1992 (AMBAC) ..........................    6.50     10/01/02++      2,261,680
     2,700   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Ser 1992  ........    6.60     09/01/02++      3,062,529
     1,000   San Diego County Regional Transportation Commission Sales Tax 1991 Ser A
              (ETM) ...................................................................    6.00     04/01/08        1,063,570
-----------                                                                                                    --------------
    11,700                                                                                                         13,098,439
-----------                                                                                                    --------------
   104,725   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $102,931,533) ......................    108,378,328
-----------                                                                                                    --------------
             SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.9%)
             California Pollution Control Financing Authority,
     2,900    Southern California Edison Co Ser 1986 B (Demand 12/02/96)  .............    4.25*    02/28/08        2,900,000
     2,700    Pacific Gas & Electric Co Ser 1996 F (Demand 12/02/96) ..................    4.00*    11/01/26        2,700,000
-----------                                                                                                    --------------
     5,600   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $5,600,000) ...................................................................      5,600,000
                                                                                                               --------------
  $110,325   TOTAL INVESTMENTS (IDENTIFIED COST $108,531,533) (a) ...............................      100.1%     113,978,328
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .....................................       (0.1)        (119,274)
                                                                                                       -----   --------------
             NET ASSETS .........................................................................      100.0%    $113,859,054
                                                                                                       =====   ==============

----------

   AMT     Alternative Minimum Tax.

   COPs    Certificates of Participation.

   ETM     Escrowed to Maturity.

   WI      Security purchased on a when issued basis.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,906,335 and the aggregate gross unrealized depreciation is $459,540, resulting in net unrealized appreciation of $5,446,795.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

 Principal
 Amount (in                                                                               Coupon    Maturity
 thousands)                                                                                Rate       Date          Value
-----------                                                                             --------  -----------  -------------
             FLORIDA TAX-EXEMPT MUNICIPAL BONDS (92.4%)
             GENERAL OBLIGATION (5.4%)
  $ 1,750    Florida Board of Education, Cap Outlay Refg Ser 1992 A ...................    6.40 %   06/01/19    $ 1,875,615
    2,000    Reedy Creek Improvement District, Ser 1995 C (AMBAC) .....................    5.00     06/01/19      1,896,500
-----------                                                                                                    -------------
    3,750                                                                                                         3,772,115
-----------                                                                                                    -------------
             EDUCATIONAL FACILITIES REVENUE (2.2%)
    1,500    Volusia County Educational Facilities Authority, Embry-Riddle
-----------  Aeronautical University Ser 1996 A .......................................    6.125    10/15/16      1,542,615
                                                                                                               -------------
             ELECTRIC REVENUE (8.9%)
    2,500    Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7..    5.50     10/01/14      2,505,450
             Orlando Utilities Commission,
    1,000     Refg Ser 1993 A .........................................................    5.25     10/01/14        982,880
    1,000     Ser 1993 ................................................................    5.125    10/01/19        944,050
    2,000    Puerto Rico Electric Power Authority, Power Ser O ........................    5.00     07/01/12      1,868,320
-----------                                                                                                    -------------
    6,500                                                                                                         6,300,700
-----------                                                                                                    -------------
             HOSPITAL REVENUE (9.6%)
    1,000    Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) ...............................................    6.25     12/01/11      1,106,250
      500    Cape Canaveral Hospital District, Cape Canaveral Hospital Ser 1991
              COPs (AMBAC) ............................................................    6.875    01/01/21        549,055
    1,000    Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee)  .......    6.60     02/01/21      1,093,770
    1,000    Lakeland, Regional Medical Center Ser 1992 A (FGIC) ......................    6.125    11/15/22      1,039,830
    2,000    Orange County Health Facilities Authority, Adventist Health/Sunbelt
              Ser 1995 (AMBAC) ........................................................    5.25     11/15/20      1,949,400
      980    Polk County Industrial Development Authority, United Haven Hospital 1985
              Ser 2 (MBIA) ............................................................    6.25     09/01/15      1,047,277
-----------                                                                                                    -------------
    6,480                                                                                                         6,785,582
-----------                                                                                                    -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (8.2%)
             Citrus County,
    1,000     Florida Power Corp Refg Ser 1992 B ......................................    6.35     02/01/22      1,049,720
    2,000     Florida Power Corp Refg Ser 1992 A ......................................    6.625    01/01/27      2,146,460
    1,500    St Johns County Industrial Development Authority, Professional Golf
              Hall of Fame Ser 1996 (MBIA) ............................................    5.80     09/01/16      1,540,935
    1,000    St Lucie County, Florida Power & Light Co Ser 1992 (AMT) .................    6.70     05/01/27      1,070,550
-----------                                                                                                    -------------
    5,500                                                                                                         5,807,665
-----------                                                                                                    -------------
             MORTGAGE REVENUE -SINGLE FAMILY (3.3%)
      630    Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA)  .........    7.00     03/01/13        668,392
      365    Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT)  ......    7.90     03/01/22        386,057
    1,230    Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ...................................................................    6.85     10/15/23      1,288,696
-----------                                                                                                    -------------
    2,225                                                                                                         2,343,145
-----------                                                                                                    -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (1.5%)
    1,000    Hillsborough County Industrial Authority, Allegany Health/John Knox
-----------   Village of Tampa Bay Inc Ser 1992 (MBIA) ................................    6.375    12/01/12      1,072,620
                                                                                                               -------------



DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
---------------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                               Coupon    Maturity
 thousands)                                                                                Rate       Date          Value
-----------                                                                             --------  -----------  -------------

             PUBLIC FACILITIES REVENUE (4.4%)
   $ 1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)  .............    6.15 %    10/01/20    $ 1,048,630
     2,000   Orlando, Cap Impr Refg Ser 1992 ..........................................    6.00      10/01/22      2,049,320
-----------                                                                                                    -------------
     3,000                                                                                                         3,097,950
-----------                                                                                                    -------------
             RESOURCE RECOVERY REVENUE (3.1%)
     1,000   Broward County, Broward Waste Energy Co North Ser 1984 ...................    7.95      12/01/08      1,105,160
     1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ..........................    6.50      10/01/13      1,071,830
-----------                                                                                                    -------------
     2,000                                                                                                         2,176,990
-----------                                                                                                    -------------
             TRANSPORTATION FACILITIES REVENUE (20.1%)
             Dade County,
     1,000    Aviation 1992 Ser B (AMT) (MBIA) ........................................    6.60      10/01/22      1,086,040
     2,000    Seaport Refg Ser 1996 (MBIA) ............................................    5.125     10/01/16      1,940,500
     1,000    Seaport Refg Ser 1996 (MBIA) ............................................    5.125     10/01/26        956,530
     1,000   Florida Department of Transportation, Turnpike Ser 1991 A (AMBAC)  .......    6.25      07/01/20      1,046,890
             Greater Orlando Aviation Authority,
       750    Ser 1992 A (AMT) (FGIC) .................................................    6.50      10/01/12        813,165
     1,000    Ser 1993 A (AMT) (AMBAC) ................................................    5.50      10/01/18        966,630
     1,250   Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) ..................................................    5.60      10/01/19      1,237,187
     1,500   Lee County, Refg Ser 1991 (AMBAC) ........................................    6.00      10/01/17      1,542,240
     3,000   Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A  .............    6.10      10/01/22      3,040,590
     1,500   Osceola County, Osceola Parkway (MBIA) ...................................    6.10      04/01/17      1,569,270
-----------                                                                                                    -------------
    14,000                                                                                                        14,199,042
-----------                                                                                                    -------------
             WATER & SEWER REVENUE (10.8%)
     2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ...............................    5.50      10/01/25      1,985,540
     1,000   Key West, Sewer Refg Ser 1993 (FGIC) .....................................    5.70      10/01/20      1,010,980
     1,000   Orange County, Water Utilities Ser 1992 (AMBAC) ..........................    6.25      10/01/17      1,067,880
       500   Port St Lucie, Stormwater Utility Ser 1991 (AMBAC) .......................    6.625     05/01/15        533,915
     2,000   Sunrise, Utility Ser 1996 A (AMBAC) ......................................    5.75      10/01/21      2,040,240
     1,000   Tampa, Water & Sewer Ser 1995 (FGIC) .....................................    5.125     10/01/17        969,420
-----------                                                                                                    -------------
     7,500                                                                                                         7,607,975
-----------                                                                                                    -------------
             REFUNDED (14.9%)
       500   Boynton Beach, Utility Ser 1992 (FGIC) (ETM) .............................    6.25      11/01/12        554,625
     1,500   Brevard County School Board, Florida School Boards Assn Inc
              Ser 1992 A COPs (AMBAC) .................................................    6.50      07/01/02++    1,682,790
     1,000   Homestead, Hurricane Andrew Special Insurance Assessment Ser 1993 (MBIA)
              (ETM) ...................................................................    5.25      03/01/03      1,045,420
     1,900   Orlando Utilities Commission, Ser 1991 A .................................    6.50      10/01/01++    2,116,961
     1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC) ..................    6.611     05/01/01++    1,105,460
     2,150   St Lucie County, Sales Tax Ser 1992 (FGIC) ...............................    6.50      10/01/02++    2,420,577
     1,440   Tampa, Water & Sewer Ser 1992 A (FGIC) ...................................    6.00      10/01/02++    1,572,466
-----------                                                                                                    -------------
     9,490                                                                                                        10,498,299
-----------                                                                                                    -------------
    62,945   TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $61,392,720) ..........................    65,204,698
-----------                                                                                                    -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
---------------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                               Coupon    Maturity
 thousands)                                                                                Rate       Date          Value
-----------                                                                             --------  -----------  -------------


             SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.0%)
   $   900   Dade County Health Facilities Authority, Miami Childrens Hospital
              Ser 1990 (Demand 12/02/96) ..............................................   4.20*%    09/01/20     $   900,000
     3,300   Jacksonville Health Facilities Authority, Baptist Medical Center Ser 1993
              (MBIA) (Demand 12/02/96) ................................................   4.05*     06/01/08       3,300,000
-----------                                                                                                    -------------
     4,200   TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $4,200,000) ...................................................................     4,200,000
-----------                                                                                                    -------------
   $67,145   TOTAL INVESTMENTS (IDENTIFIED COST $65,592,720) (a) ................................     98.4%       69,404,698
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................      1.6         1,137,048
                                                                                                     -----     -------------
             NET ASSETS .........................................................................    100.0%      $70,541,746
                                                                                                     =====     =============

------------

   AMT      Alternative Minimum Tax.

   COPs     Certificate of Participation.

   ETM      Escrowed to Maturity.

   ++       Prerefunded to call date shown.

   *        Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,857,709, and the aggregate gross unrealized depreciation is $45,731, resulting in net unrealized appreciation of $3,811,978.

Bond Insurance:
--------------

AMBAC       AMBAC Indemnity Corporation.

Connie Lee  Connie Lee Insurance Company.

FGIC        Financial Guaranty Insurance Company.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

Principal
Amount (in                                                                            Coupon    Maturity
thousands)                                                                             Rate       Date          Value
-----------                                                                         --------  -----------  -------------
             MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (89.6%)
             GENERAL OBLIGATION (10.8%)
             Massachusetts,
  $   500     Refg 1992 Ser B .....................................................    6.50 %   08/01/08    $   563,310
    1,000     Refg 1993 Ser A .....................................................    5.50     02/01/11      1,009,080
      150    Nantucket, 1991 ......................................................    6.80     12/01/11        164,379
-----------                                                                                                -------------
    1,650                                                                                                     1,736,769
-----------                                                                                                -------------
             EDUCATIONAL FACILITIES REVENUE (27.4%)
             Massachusetts Health & Educational Facilities Authority,
      100     Amherst College Ser E ...............................................    6.80     11/01/21        108,555
    1,000     Boston College Ser K ................................................    5.25     06/01/18        971,150
      400     Boston University Ser K & L (MBIA) ..................................    6.66     10/01/31        429,780
      150     Community College Ser A (Connie Lee) ................................    6.60     10/01/22        163,540
      400     Suffolk University Ser B (Connie Lee) ...............................    6.25     07/01/12        424,752
      300     Suffolk University Ser C (Connie Lee) ...............................    5.75     07/01/26        302,508
      500     University of Massachusetts Foundation Inc/Medical School Research
              Ser A (Connie Lee) ..................................................    6.00     07/01/23        507,570
      150     Worcester Polytechnic Institute Refg Ser E ..........................    6.625    09/01/17        162,186
             Massachusetts Industrial Finance Agency,
      500     Brooks School Ser 1993 ..............................................    5.90     07/01/13        509,065
      500     Holy Cross College 1996 (MBIA) ......................................    5.50     03/01/16        498,775
      300     Mount Holyoke College Refg Ser 1992 A (MBIA) ........................    6.30     07/01/13        320,328
-----------                                                                                                -------------
    4,300                                                                                                     4,398,209
-----------                                                                                                -------------
             ELECTRIC REVENUE (6.5%)
      500    Massachusetts Municipal Wholesale Electric Company, Power Supply
              1992 Ser C ..........................................................    6.625    07/01/18        534,605
      500    Puerto Rico Electric Power Authority, Power Ser X ....................    6.00     07/01/15        511,770
-----------                                                                                                -------------
    1,000                                                                                                     1,046,375
-----------                                                                                                -------------
             HOSPITAL REVENUE (15.5%)
      500    Boston, Boston City Hospital -FHA Insured Mtge Refg Ser B  ...........    5.75     02/15/13        502,120
             Massachusetts Health & Educational Facilities Authority,
      100     Charlton Memorial Hospital Ser B ....................................    7.25     07/01/13        108,565
      500     Lahey Clinic Medical Center Ser B (MBIA) ............................    5.625    07/01/15        499,115
    1,000     Massachusetts General Hospital Ser F (AMBAC) ........................    6.00     07/01/15      1,037,960
      200     McLean Hospital Ser C (FGIC) ........................................    6.625    07/01/15        220,040
      100     New England Deaconess Hospital Ser C ................................    7.20     04/01/22        109,066
-----------                                                                                                -------------
    2,400                                                                                                     2,476,866
-----------                                                                                                -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (6.2%)
    1,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
-----------  Refg Ser 1993 ........................................................    5.875    08/01/08        984,740
                                                                                                           -------------
             MORTGAGE REVENUE -MULTI-FAMILY (3.3%)
      500    Massachusetts Housing Finance Agency, Rental 1994 Ser A
-----------  (AMT) (AMBAC) ........................................................    6.60     07/01/14        519,750
                                                                                                           -------------
             MORTGAGE REVENUE -SINGLE FAMILY (4.2%)
             Massachusetts Housing Finance Agency,
      435     Ser 21 (AMT) ........................................................    6.30     06/01/25        442,003
      220     Ser 21 (AMT) ........................................................    7.125    06/01/25        234,337
-----------                                                                                                -------------
      655                                                                                                       676,340
-----------                                                                                                -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
------------------------------------------------------------------------------------------------------------------------
 Principal
Amount (in                                                                            Coupon    Maturity
thousands)                                                                             Rate       Date          Value
-----------                                                                         --------  -----------  -------------
             STUDENT LOAN REVENUE (3.8%)
   $   150   Massachusetts Educational Facilities Authority, Education Loan
             Issue D Ser A 1991 (AMT) (MBIA) ......................................    7.25%     01/01/09    $   163,793
       400              New England Education Loan Marketing Corporation,
             1992 Sub Issue H (AMT) ...............................................    6.90      11/01/09        439,600
-----------                                                                                                -------------
       550                                                                                                       603,393
-----------                                                                                                -------------
             TRANSPORTATION FACILITIES REVENUE (1.5%)
       250   Massachusetts Turnpike Authority, 1993 Ser A .........................    5.00      01/01/13        239,328
-----------                                                                                                -------------
             WATER & SEWER REVENUE (9.4%)
       500   Boston Water & Sewer Commission, Sr 1992 Ser A .......................    5.75      11/01/13        518,100
       500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2  ...........    5.70      02/01/12        514,260
       500   Massachusetts Water Resources Authority, 1995 Ser B (MBIA)  ..........    5.00      12/01/25        469,465
-----------                                                                                                -------------
     1,500                                                                                                     1,501,825
-----------                                                                                                -------------
             REFUNDED (1.0%)
       150    Massachusetts Industrial Finance Agency, Holy Cross College Ser 1992     6.45      01/01/02++      166,064
-----------                                                                                                -------------
    13,955   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
-----------   (IDENTIFIED COST $13,693,093) ..............................................................    14,349,659
                                                                                                           -------------
             SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.5%)
       500   Massachusetts Health & Educational Facilities Authority, Capital Asset
              Ser E (Demand 12/02/96) .............................................   4.05*      01/01/35        500,000
       700   Massachusetts Industries Financing Agency, New England Power Co
              1992 Ser (Demand 12/02/96) ..........................................   3.90*      10/01/22        700,000
-----------                                                                                                -------------
     1,200   TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $1,200,000) ...............................................................     1,200,000
                                                                                                           -------------
   $15,155   TOTAL INVESTMENTS (IDENTIFIED COST $14,893,093) (a) ............................     97.1%       15,549,659
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................      2.9           471,301
                                                                                                 -----     -------------
             NET ASSETS .....................................................................    100.0%      $16,020,960
                                                                                                 =====     =============

----------

   AMT       Alternative Minimum Tax.

   ++        Prerefunded to call date shown.

   *         Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $682,861 and the aggregate gross unrealized depreciation is $26,295, resulting in net unrealized appreciation of $656,566.

Bond Insurance:
--------------

AMBAC       AMBAC Indemnity Corporation.

Connie Lee  Connie Lee Insurance Company.

FGIC        Financial Guaranty Insurance Company.

MBIA        Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

  Principal
 Amount (in                                                                     Coupon    Maturity
 thousands)                                                                      Rate       Date          Value
-----------                                                                   --------  -----------  -------------
             MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (89.5%)
             GENERAL OBLIGATION (17.2%)
  $ 1,000    Chelsea School District, 1995 Bldg & Site (FGIC) ...............    5.875%   05/01/25    $ 1,023,550
    1,000    Holly Area School District, 1995 Bldg & Site (FGIC)  ...........    5.375    05/01/13        995,100
      500    Kentwood Public Schools, 1992 Bldg & Site Refg .................    6.40     05/01/15        529,590
    1,000    Mona Shores Public Schools, 1995 Bldg & Site (FGIC)  ...........    5.80     05/01/17      1,029,420
-----------                                                                                          -------------
    3,500                                                                                               3,577,660
-----------                                                                                          -------------
             EDUCATIONAL FACILITIES REVENUE (14.7%)
    1,000    Central Michigan University, Refg Ser 1993 (MBIA) ..............    5.50     10/01/10      1,014,540
    1,000    Michigan State University, Ser 1992 A ..........................    6.00     08/15/16      1,026,560
    1,000    Oakland University, Board of Trustees Ser 1995 (MBIA)  .........    5.75     05/15/26      1,015,680
-----------                                                                                          -------------
    3,000                                                                                               3,056,780
-----------                                                                                          -------------
             ELECTRIC REVENUE (7.1%)
    1,000    Michigan Public Power Agency, Belle River 1993 A ...............    5.25     01/01/18        958,140
      500    Wyandotte, Electric Refg 1992 (MBIA) ...........................    6.25     10/01/17        529,120
-----------                                                                                          -------------
    1,500                                                                                               1,487,260
-----------                                                                                          -------------
             HOSPITAL REVENUE (8.3%)
             Michigan Hospital Finance Authority,
      300     Detroit Medical Center Oblig Group Ser 1991 A .................    7.50     08/15/11        331,854
    1,000     Mercy Health Services Oblig Group 1996 Ser (AMBAC) (WI)  ......    5.375    08/15/16        979,100
      400    University of Michigan, Ser 1990 ...............................    6.375    12/01/24        412,140
-----------                                                                                          -------------
    1,700                                                                                               1,723,094
-----------                                                                                          -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.6%)
      500    Monroe County, Detroit Edison Co Monroe & Fermi Plants
-----------   Collateralized Ser 1-1992 (AMT) (MBIA) ........................    6.875    09/01/22        548,850
                                                                                                     -------------
             MORTGAGE REVENUE - MULTI-FAMILY (9.5%)
             Michigan Housing Development Authority,
      500     Rental Ser 1992 A .............................................    6.60     04/01/12        518,490
    1,000     1992 Ser A (FSA) ..............................................    6.50     04/01/23      1,034,590
      400     Ser 1990 A (AMT) ..............................................    7.70     04/01/23        426,092
-----------                                                                                          -------------
    1,900                                                                                               1,979,172
-----------                                                                                          -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (6.1%)
    1,200    University of Michigan, Medical Service Plan Ser 1991  .........    6.50     12/01/21      1,279,968
-----------                                                                                          -------------
             PUBLIC FACILITIES REVENUE (7.5%)
    1,500    Michigan Building Authority, Refg Ser I ........................    6.25     10/01/20      1,565,880
-----------                                                                                          -------------
             TRANSPORTATION FACILITIES REVENUE (1.3%)
      250    Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
-----------   Ser 1991 B (AMT) (MBIA) .......................................    6.75     12/01/21        270,637
                                                                                                     -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------------------------------------------
  Principal
 Amount (in                                                                     Coupon    Maturity
 thousands)                                                                      Rate       Date          Value
-----------                                                                   --------  -----------  -------------
             WATER & SEWER REVENUE (6.7%)
             Detroit,
   $ 1,000    Sewage Refg Ser 1993 A (FGIC) .................................    5.70%    07/01/23     $   983,820
       400    Water Supply Refg Ser 1992 (FGIC) .............................    6.375    07/01/22         419,404
-----------                                                                                          -------------
     1,400                                                                                               1,403,224
-----------                                                                                          -------------
             REFUNDED (8.5%)
             Detroit,
       500    Sewage Disposal Ser 1991 (FGIC) ...............................    6.625    07/01/01++       556,260
       600    Water Supply Refg Ser 1992 (FGIC) .............................    6.375    07/01/02++       662,070
       500   Royal Oak Hospital Finance Authority, William Beaumont Hospital
              Ser 1991 D ....................................................    6.75     01/01/01++       553,665
-----------                                                                                          -------------
     1,600                                                                                               1,771,995
-----------                                                                                          -------------
    18,050   TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $17,737,223)  ..............    18,664,520
-----------                                                                                          -------------
             SHORT-TERM MICHIGAN TAX-EMEMPT MUNICIPAL OBLIGATIONS (12.9%)
       900   Delta County Economic Development Corporation, Mead-Escanaba
              Paper Corp 1985 Ser E (Demand 12/02/96) .......................    4.00*    12/01/23         900,000
       900   University Michigan, Medical Service Plan 1995 Ser A
              (Demand 12/02/96) .............................................    4.15*    12/01/27         900,000
       900   Royal Oak Hospital Finance Authority, William Beaumont Hospital
              Ser 1996 J (Demand 12/02/96) ..................................    4.00*    01/01/03         900,000
-----------                                                                                          -------------
     2,700   TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $2,700,000) .........................................................     2,700,000
                                                                                                     -------------
   $20,750   TOTAL INVESTMENTS (IDENTIFIED COST $20,437,223) (a) ......................   102.4%        21,364,520
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...........................    (2.4)          (501,409)
                                                                                          -----      -------------
             NET ASSETS ...............................................................   100.0%       $20,863,111
                                                                                          =====      =============

----------
   AMT     Alternative Minimum Tax.

   WI      Security purchased on a when issued basis.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $943,497, and the aggregate gross unrealized depreciation is $16,200, resulting in net unrealized appreciation of $927,297.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

 Principal
 Amount (in                                                                        Coupon    Maturity
 thousands)                                                                         Rate       Date         Value
-----------                                                                      --------  -----------  ------------
             MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (87.9%)
             GENERAL OBLIGATION (4.2%)
             Minneapolis,
   $  100     Sales Tax Refg Ser 1992 ..........................................    6.25 %   04/01/12     $  107,127
      300     Dtd 8/15/92 ......................................................    5.90     12/01/13        308,628
-----------                                                                                             ------------
      400                                                                                                    415,755
-----------                                                                                             ------------
             EDUCATIONAL FACILITIES REVENUE (14.9%)
             Minnesota Higher Education Facilities Authority,
      200     Northfield St Olaf College 1992 ..................................    6.40     10/01/21        213,416
    1,000     University of Minnesota Ser 1993 A ...............................    4.80     08/15/03      1,011,930
      250     University of St Thomas Refg Ser Three-R2 ........................    5.60     09/01/14        250,663
-----------                                                                                             ------------
    1,450                                                                                                  1,476,009
-----------                                                                                             ------------
             ELECTRIC REVENUE (9.8%)
      500    Southern Minnesota Municipal Power Agency, Ser 1993 B  ............    5.00     01/01/13        472,485
      500    Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC)      5.50     01/01/12        505,770
-----------                                                                                             ------------
    1,000                                                                                                    978,255
-----------                                                                                             ------------
             HOSPITAL REVENUE (12.8%)
      500    Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC)  ....    5.45     05/15/13        499,770
             Rochester,
      250     Mayo Foundation/Mayo Medical Center Ser 1992 I ...................    5.75     11/15/21        252,215
      200     Mayo Foundation/Mayo Medical Center Ser 1992 F ...................    6.25     11/15/21        211,142
      300    Saint Paul Housing & Redevelopment Authority, Health East Refg
              Ser 1993-A .......................................................    6.625    11/01/17        307,587
-----------                                                                                             ------------
    1,250                                                                                                  1,270,714
-----------                                                                                             ------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (12.8%)
      500    Anoka County, United Power Assoc Ser 1987 A NRU-CFC Gtd (AMT)  ....    6.95     12/01/08        539,895
      500    Bass Brook, Minnesota Power & Light Co Refg Ser 1992  .............    6.00     07/01/22        503,690
             Minneapolis Community Development Agency,
      100     Ltd Tax Supported Common Bond Fund Ser 1991-3 ....................    8.25     12/01/11        116,378
      100     Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT)  .............    8.00     12/01/16        114,559
-----------                                                                                             ------------
    1,200                                                                                                  1,274,522
-----------                                                                                             ------------
             MORTGAGE REVENUE -- MULTI-FAMILY (5.2%)
      300    Burnsville, Summit Park Apts -- FHA Insured Refg Ser 1993  ........    6.00     07/01/33        302,583
      200    Minneapolis Housing Finance Agency, Ser 1992 A ....................    6.95     08/01/17        211,636
-----------                                                                                             ------------
      500                                                                                                    514,219
-----------                                                                                             ------------
             MORTGAGE REVENUE -- SINGLE FAMILY (9.5%)
      165    Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed
              Phase IX Ser 1991 (AMT) ..........................................    7.25     08/01/21        173,778
             Minnesota Housing Finance Agency,
       95     Ser 1990 D (AMT) .................................................    8.00     01/01/23        100,377
      445     Ser 1992 C-1 (AMT) ...............................................    6.75     07/01/23        461,785
      200     Ser 1992 H (AMT) .................................................    6.50     01/01/26        204,906
-----------                                                                                             ------------
      905                                                                                                    940,846
-----------                                                                                             ------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
--------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                        Coupon    Maturity
 thousands)                                                                         Rate       Date         Value
-----------                                                                      --------  -----------  ------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (5.5%)
   $  500    Minneapolis & Saint Paul Housing & Redevelopment Authority,
              Group Health Plan Inc Ser 1992 ...................................    6.75 %    12/01/13    $  547,155
-----------                                                                                             ------------
             PUBLIC FACILITIES REVENUE (3.3%)
      300    Hennepin County, Ser 1991 COPs ....................................    6.80      05/15/17       327,444
-----------                                                                                             ------------
             WATER & SEWER REVENUE (1.1%)
      100    Minnesota Public Facilities Authority, Water Pollution Control
              Ser 1991 A .......................................................    6.95      03/01/13       111,990
-----------                                                                                             ------------

             REFUNDED (8.8%)
      100    Dakota & Washington Counties Housing & Redevelopment Authority,
              GNMA-Backed Ser 1988 (AMT) (ETM) .................................    8.375     09/01/21       136,913
      200    Minnesota Higher Education Facilities Authority, Hamline University
              Ser Three-K ......................................................    6.60      06/01/02++     220,956
      100    Minnesota Public Facilities Authority, Water Pollution Control
              Ser 1992 A .......................................................    6.50      03/01/01++     108,730
      400    Saint Paul Housing & Redevelopment Authority, Civic Center
              Ser 1993 (ETM) ...................................................    5.45      11/01/13       403,552
-----------                                                                                             ------------
      800                                                                                                    870,151
-----------                                                                                             ------------
    8,405    TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $8,324,902)  .................    8,727,060
-----------                                                                                             ------------
             SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      300    Beltrami County, Northwood Panelboard Co Ser 1991
              (Demand 12/02/96) ................................................   4.10*      12/01/21       300,000
      400    Minneapolis & St Paul Housing & Redevelopment Authority,
              Children's Health Care Ser 1995 B (Demand 12/02/96) ..............   4.10*      08/15/25       400,000
-----------                                                                                             ------------
      700    TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $700,000) ..............................................................      700,000
-----------                                                                                             ------------
   $9,105    TOTAL INVESTMENTS (IDENTIFIED COST $9,024,902) (a) ..........................     95.0%       9,427,060
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..............................      5.0          495,829
                                                                                              -----     ------------
             NET ASSETS ..................................................................    100.0%      $9,922,889
                                                                                              =====     ============

----------

    AMT    Alternative Minimum Tax.

    COPs   Cerificates of Participation.

    ETM    Escrowed to Maturity.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $417,368 and the aggregate gross unrealized depreciation is $15,210, resulting in net unrealized appreciation of $402,158.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
--------------------------------------------------------------------------------

Principal
Amount (in                                                                         Coupon    Maturity
thousands)                                                                          Rate       Date          Value
-----------                                                                      --------  -----------  -------------
             NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (93.2%)
             GENERAL OBLIGATION (5.4%)
  $ 2,000    Guam, 1993 Ser A ..................................................    5.375%   11/15/13    $ 1,888,360
      500    Essex County, Ser 1991 (FSA) ......................................    6.50     12/01/11        547,435
-----------                                                                                             -------------
    2,500                                                                                                  2,435,795
-----------                                                                                             -------------
             EDUCATIONAL FACILITIES REVENUE (9.3%)
             New Jersey Economic Development Authority,
    2,000     Educational Testing Service Ser 1995 A (MBIA) ....................    5.90     05/15/15      2,075,840
    1,000     The Lawrenceville School Ser A 1996 ..............................    5.75     07/01/16      1,021,160
      500     The Seeing Eye Inc 1991 ..........................................    7.30     04/01/11        526,485
      500    Rutgers, The State University Refg Ser R ..........................    6.50     05/01/13        541,375
-----------                                                                                             -------------
    4,000                                                                                                  4,164,860
-----------                                                                                             -------------
             ELECTRIC REVENUE (4.2%)
    2,000    Puerto Rico Electric Power Authority, Power Ser O .................    5.00     07/01/12      1,868,320
-----------                                                                                             -------------
             HOSPITAL REVENUE (12.4%)
             New Jersey Health Care Facilities Financing Authority,
    1,000     Allegany Health System Ser 1993 (MBIA) ...........................    5.125    07/01/13        972,090
    1,000     Atlantic City Medical Center Ser C ...............................    6.80     07/01/11      1,084,580
      500     Cathedral Health Services Inc - FHA Insured Mtges Ser A  .........    7.25     02/15/21        528,390
    1,000     Columbus Hospital Ser A ..........................................    7.50     07/01/08      1,043,590
      460     Pascack Valley Hospital Assn Ser 1991 ............................    6.90     07/01/21        478,175
      465     Robert Wood Johnson University Hospital Ser B (MBIA)  ............    6.625    07/01/16        507,840
    1,000     Somerset Medical Center Ser A (FGIC) .............................    5.10     07/01/14        965,060
-----------                                                                                             -------------
    5,425                                                                                                  5,579,725
-----------                                                                                             -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (12.2%)
      500    Middlesex County Pollution Control Financing Authority, Amerada
              Hess Corp Refg Ser 1992 ..........................................    6.875    12/01/22        526,095
             New Jersey Economic Development Authority,
      500     American Airlines Inc Ser 1991 (AMT) .............................    7.10     11/01/31        537,720
    1,000     BP Oil Ser 1982 ..................................................    6.55     10/01/12      1,038,490
    1,000     Elizabethtown Water Co 1995 Ser (AMT) (MBIA) .....................    5.60     12/01/25        988,690
      500     Hackensack Water Co Ser C (AMT) ..................................    7.00     10/01/17        511,450
      300     Jersey Central Power & Light Co 1985 Ser .........................    7.10     07/01/15        319,236
    1,500    Salem County Pollution Control Financing Authority,
              E I du Pont de Nemours & Co 1992 Ser A (AMT) .....................    6.125    07/15/22      1,539,060
-----------                                                                                             -------------
    5,300                                                                                                  5,460,741
-----------                                                                                             -------------
             MORTGAGE REVENUE -MULTI-FAMILY (8.2%)
             New Jersey Housing & Mortgage Finance Agency,
    2,000     1995 Ser A (AMBAC) ...............................................    6.00     11/01/14      2,054,460
    1,000     Presidential Plaza at Newport - FHA Insured Mtges Refg 1991 Ser 1.    7.00     05/01/30      1,074,690
      500     Rental 1991 Ser A (AMT) ..........................................    7.25     11/01/22        526,620
-----------                                                                                             -------------
    3,500                                                                                                  3,655,770
-----------                                                                                             -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
--------------------------------------------------------------------------------------------------------------------
 Principal
Amount (in                                                                         Coupon    Maturity
thousands)                                                                          Rate       Date          Value
-----------                                                                      --------  -----------  -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (2.2%)
   $   955   New Jersey Health Care Facilities Financing Authority,
-----------   Spectrum For Living -FHA Insured Mortgage Refg Ser B  ............    6.50%    02/01/22     $   988,597
                                                                                                        -------------
             PUBLIC FACILITIES REVENUE (6.6%)
     1,000   Atlantic County Utilities Authority, Solid Waste Ser 1992  ........    7.125    03/01/16       1,006,190
     2,000   New Jersey Sports & Exposition Authority, State Contract 1993 Ser A    5.50     09/01/23       1,969,520
-----------                                                                                             -------------
     3,000                                                                                                  2,975,710
-----------                                                                                             -------------
             RESOURCE RECOVERY REVENUE (4.5%)
     1,000   Mercer County Improvement Authority, Refg Ser A 1992 (AMT) (FGIC)..    6.70     04/01/13       1,006,720
       900   Warren County Pollution Control Financing Authority, Warren Energy
              Resource Co Ltd Partnership Ser 1984 (MBIA) ......................    6.60     12/01/07       1,005,201
-----------                                                                                             -------------
     1,900                                                                                                  2,011,921
-----------                                                                                             -------------
             TRANSPORTATION FACILITIES REVENUE (17.8%)
     2,000   Delaware River Port Authority, Ser 1995 (FGIC) ....................    5.50     01/01/26       1,985,540
     1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser  ...........    6.25     01/01/14       1,586,850
     1,000   New Jersey Turnpike Authority, Ser C ..............................    5.75     01/01/11       1,009,710
     1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT)(FGIC).    5.75     05/01/15       1,519,875
     2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X  .......    5.25     07/01/21       1,889,200
-----------                                                                                             -------------
     8,000                                                                                                  7,991,175
-----------                                                                                             -------------
             WATER & SEWER REVENUE (9.2%)
     1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993  .......    5.75     05/01/17       1,006,540
     1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA)..    6.00     07/15/13       1,051,430
     2,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC)  ........    5.75     12/01/13       2,051,540
-----------                                                                                             -------------
     4,000                                                                                                  4,109,510
-----------                                                                                             -------------
             REFUNDED (1.2%)
       500   University of Medicine & Dentistry of New Jersey, Refg Ser D  .....    6.50     12/01/01++       557,385
-----------                                                                                             -------------
    41,080   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $40,106,413)  ...............    41,799,509
-----------                                                                                             -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
--------------------------------------------------------------------------------------------------------------------
 Principal
Amount (in                                                                         Coupon    Maturity
thousands)                                                                          Rate       Date          Value
-----------                                                                      --------  -----------  -------------
             SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.7%)
   $ 1,100   New Jersey Economic Development Authority,
              Toys "R" Us (Demand 12/02/96) ....................................   3.85*%    04/01/19     $ 1,100,000
     1,000   Union County Industrial Pollution Control Financing Authority,
              Exxon Corp (Demand 12/02/96) .....................................   4.00*     07/01/33       1,000,000
-----------                                                                                             -------------
     2,100   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $2,100,000) ............................................................     2,100,000
-----------                                                                                             -------------
   $43,180   TOTAL INVESTMENTS (IDENTIFIED COST $42,206,413) (a) .........................     97.9%       43,899,509
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..............................      2.1           929,764
                                                                                              -----     -------------
             NET ASSETS ..................................................................    100.0%      $44,829,273
                                                                                              =====     =============

----------

   AMT     Alternative Minimum Tax.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,831,677 and the aggregate gross unrealized depreciation is $138,581, resulting in net unrealized appreciation of $1,693,096.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

  Principal
 Amount (in                                                                             Coupon    Maturity
 thousands)                                                                              Rate       Date          Value
-----------                                                                           --------  -----------  -------------
             NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.5%)
             GENERAL OBLIGATION (9.7%)
   $  500    New York City, 1995 Ser D (MBIA) .......................................    6.20 %   02/01/07     $  545,675
      500    New York State, Refg Ser 1995 B ........................................    5.70     08/15/13        511,135
      300    Puerto Rico, Pub Impr Refg Ser 1992 A ..................................    6.00     07/01/14        306,576
-----------                                                                                                  -------------
    1,300                                                                                                       1,363,386
-----------                                                                                                  -------------
             EDUCATIONAL FACILITIES REVENUE (26.9%)
      500    Hempstead Industrial Development Agency, Hofstra University
              Ser 1996 (MBIA) .......................................................    5.80     07/01/15        513,565
             New York State Dormitory Authority,
    1,380     Cooper Union Ser 1996 (AMBAC) (WI) ....................................    5.375    07/01/16      1,361,025
      400     Manhattan College Ser 1992 ............................................    6.50     07/01/19        429,108
    1,000     State University Ser 1993 A ...........................................    5.25     05/15/15        960,020
      500     University of Rochester Ser 1993 A ....................................    5.625    07/01/12        507,625
-----------                                                                                                  -------------
    3,780                                                                                                       3,771,343
-----------                                                                                                  -------------
             ELECTRIC REVENUE (6.3%)
      500    New York State Power Authority, Gen Purpose Ser CC .....................    5.25     01/01/18        479,665
      400    Puerto Rico Electric Power Authority, Power Ser X ......................    6.00     07/01/15        409,416
-----------                                                                                                  -------------
      900                                                                                                         889,081
-----------                                                                                                  -------------
             HOSPITAL REVENUE (5.4%)
             New York State Medical Care Facilities Finance Agency,
      500     Hospital - FHA Insured Mtge 1994 Ser A (AMBAC) ........................    6.50     08/15/29        547,390
      200     Insured Hospital & Nursing Home - FHA Insured Mtge 1992 Ser A  ........    6.70     08/15/23        213,624
-----------                                                                                                  -------------
      700                                                                                                         761,014
-----------                                                                                                  -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (13.5%)
      500    New York City Industrial Development Agency, Japan Airlines Co
              1991 (AMT) (FSA) ......................................................    6.00     11/01/15        512,390
             New York State Energy Research & Development Authority,
    1,000     Brooklyn Union Gas Co 1991 Ser A & B (AMT) ............................    6.952    07/01/26      1,113,180
      250     Rochester Gas & Electric Corp Ser 1992 B (AMT) (MBIA) .................    6.50     05/15/32        268,555
-----------                                                                                                  -------------
    1,750                                                                                                       1,894,125
-----------                                                                                                  -------------
             MORTGAGE REVENUE - SINGLE FAMILY (4.5%)
             New York State Mortgage Agency,
      500     Home Owners Ser 27 ....................................................    6.90     04/01/15        532,260
       95     Home Owners Ser UU (AMT) ..............................................    7.75     10/01/23        100,558
-----------                                                                                                  -------------
      595                                                                                                         632,818
-----------                                                                                                  -------------
             PUBLIC FACILITIES REVENUE (3.7%)
      500    New York City Cultural Resources Trust, The New York Botanical Garden
-----------   Ser 1996 (MBIA) .......................................................    5.75     07/01/16        510,305
                                                                                                             -------------
             RESOURCE RECOVERY REVENUE (3.8%)
      500    Oneida-Herkimer Solid Waste Management Authority, Ser 1992  ............    6.65     04/01/05        533,520
-----------                                                                                                  -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
--------------------------------------------------------------------------------------------------------------------------
  Principal
 Amount (in                                                                             Coupon    Maturity
 thousands)                                                                              Rate       Date          Value
-----------                                                                           --------  -----------  -------------
             TRANSPORTATION FACILITIES REVENUE (11.3%)
   $   550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA)    5.75%     01/01/25    $   558,382
       500   New York State Thruway Authority, Ser C (FGIC) .........................    6.00      01/01/25        523,470
       500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)  ...    5.75      05/01/15        506,625
-----------                                                                                                  -------------
     1,550                                                                                                       1,588,477
-----------                                                                                                  -------------
             WATER & SEWER REVENUE (3.7%)
       500   New York City Municipal Water Finance Authority, 1993 Ser A  ...........    6.00      06/15/17        511,535
-----------                                                                                                  -------------
             OTHER REVENUE (3.7%)
       500   United Nations Development Corporation, Sr Lien 1992 Refg Ser A  .......    6.00      07/01/26        507,335
-----------                                                                                                  -------------
             REFUNDED (4.0%)
       500   New York Local Government Assistance Corporation, Ser 1991 C  ..........    7.00    04/01/01++        562,890
-----------                                                                                                  -------------
    13,075   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $12,811,946) .......................    13,525,829
-----------                                                                                                  -------------
             SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
       300   New York State Energy Research & Development Authority, New York
              State Electric & Gas Corp Ser 1994 C (Demand 12/02/96) ................    3.80*     06/01/29        300,000
       500   Port Authority of New York & New Jersey, Ser 2 (Demand 12/02/96)  ......    4.10*     05/01/19        500,000
-----------                                                                                                  -------------
       800   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $800,000) ...................................................................       800,000
-----------                                                                                                  -------------
   $13,875   TOTAL INVESTMENTS (IDENTIFIED COST $13,611,946) (a) ..............................    102.2 %      14,325,829
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...................................     (2.2)         (305,738)
                                                                                                   -----     -------------
             NET ASSETS .......................................................................    100.0 %     $14,020,091
                                                                                                   =====     =============

----------

   AMT     Alternative Minimum Tax.

   WI      Security purchased on a when issued basis.

   ++      Prerefunded to call date shown.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $724,828 and the aggregate gross unrealized depreciation is $10,945, resulting in net unrealized appreciation of $713,883.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

  Principal
 Amount (in                                                                       Coupon    Maturity
 thousands)                                                                        Rate       Date          Value
-----------                                                                     --------  -----------  -------------
             OHIO TAX-EXEMPT MUNICIPAL BONDS (91.3%)
             GENERAL OBLIGATION (14.3%)
   $  300    Bedford School District, Ser 1993 ................................    6.25 %   12/01/13     $  317,595
    1,000    Delaware City School District, Ohio, Construction & Impr (FGIC)  .    5.75     12/01/20      1,019,810
      180    Euclid, Ser 1991 .................................................    6.625    12/01/11        194,872
      250    Hilliard City School District, Impr Refg Ser 1992 (FGIC)  ........    6.55     12/01/05        283,247
    1,000    North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) (WI).    6.20     12/01/11      1,113,260
      100    South Euclid, Unltd Tax Recreational .............................    7.00     12/01/11        109,948
-----------                                                                                            -------------
    2,830                                                                                                 3,038,732
-----------                                                                                            -------------
             EDUCATIONAL FACILITIES REVENUE (14.5%)
             Ohio Higher Educational Facility Commission,
      500     Case Western Reserve University Ser 1992 ........................    6.00     10/01/22        509,965
    1,000     Oberlin College Ser 1993 ........................................    5.375    10/01/15        986,520
      500    University of Cincinnati, General Receipts Ser G .................    7.00     06/01/11        554,965
    1,000    University of Toledo, Ser 1992 A (FGIC) ..........................    5.90     06/01/20      1,024,970
-----------                                                                                            -------------
    3,000                                                                                                 3,076,420
-----------                                                                                            -------------
             ELECTRIC REVENUE (2.5%)
      500    Hamilton!, Refg 1992 Ser A (FGIC) ................................    6.00     10/15/12        524,895
-----------                                                                                            -------------
             HOSPITAL REVENUE (13.1%)
    1,000    Akron Bath & Copley Joint Township Hospital District, Summa Health
              Ser 1992 A ......................................................    6.25     11/15/07      1,042,570
      670    Cuyahoga County, Meridia Health Ser 1990 .........................    7.25     08/15/19        728,478
             Hamilton County,
      475     Bethesda Hospital Inc Ser 1986 A ................................    7.00     01/01/09        485,251
      500     Franciscan Sisters of the Poor/Providence Hospital Ser 1992  ....    6.875    07/01/15        519,535
-----------                                                                                            -------------
    2,645                                                                                                 2,775,834
-----------                                                                                            -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (4.5%)
      400    Ashtabula County, Ashland Oil Inc Refg 1992 Ser A ................    6.90     05/01/10        425,872
      500    Ohio Water Development Authority, Dayton Power & Light Co
              Collateralized Refg 1992 Ser A ..................................    6.40     08/15/27        527,985
-----------                                                                                            -------------
      900                                                                                                   953,857
-----------                                                                                            -------------
             MORTGAGE REVENUE - SINGLE FAMILY (8.5%)
             Ohio Housing Finance Agency,
      750     GNMA-Backed 1990 Ser A-1 & 2 (AMT) ..............................    6.903    03/24/31        787,433
    1,000     Residential 1996 Ser B-2 (AMT) ..................................    6.10     09/01/28      1,008,480
-----------                                                                                            -------------
    1,750                                                                                                 1,795,913
-----------                                                                                            -------------
             TRANSPORTATION FACILITIES REVENUE (4.7%)
    1,000    Ohio Turnpike Commission, 1994 Ser A .............................    5.75     02/15/24      1,007,010
-----------                                                                                            -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
-------------------------------------------------------------------------------------------------------------------
  Principal
 Amount (in                                                                       Coupon    Maturity
 thousands)                                                                        Rate       Date          Value
-----------                                                                     --------  -----------  -------------

             WATER & SEWER REVENUE (24.1%)
   $ 1,000   Clermont County, Sewer Refg Ser 1993 (AMBAC) .....................    5.20 %   12/01/21     $   971,400
     1,000   Cleveland, Water Works Impr & Refg Ser H 1996 (MBIA)  ............    5.75     01/01/16       1,024,670
     1,000   Montgomery County, Water Ser 1992 (FGIC) .........................    6.25     11/15/17       1,073,260
     1,000   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
              Ser 1995 (AMBAC) ................................................    5.60     11/15/13       1,019,510
     1,000   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA).    5.60     06/01/10       1,027,010
-----------                                                                                            -------------
     5,000                                                                                                 5,115,850
-----------                                                                                            -------------
             REFUNDED (5.1%)
     1,000   Clermont County, Mercy Health Ser 1991 ...........................    6.733    09/25/01++     1,083,890
-----------                                                                                            -------------
    18,625   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $18,544,040) .....................    19,372,401
-----------                                                                                            -------------
             SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS (11.8%)
             Ohio Air Quality Development Authority,
       900    Mead Corp 1986 Ser A (Demand 12/02/96) ..........................    3.90*    10/01/01         900,000
       900    Sohio Air-British Petroleum Co Ser 1995 (Demand 12/02/96)  ......    4.00*    11/01/22         900,000
       700   Ohio Water Quality Development Authority,
              Mead Corp Refg 1986 Ser B (Demand 12/02/96) .....................    3.90*    11/01/15         700,000
-----------                                                                                            -------------
     2,500   TOTAL SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $2,500,000) ...........................................................     2,500,000
                                                                                                       -------------
   $21,125   TOTAL INVESTMENTS (IDENTIFIED COST $21,044,040) (a) ........................    103.1%       21,872,401
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .............................     (3.1)         (664,934)
                                                                                             -----     -------------
             NET ASSETS .................................................................    100.0%      $21,207,467
                                                                                             =====     =============

----------

    AMT     Alternative Minimum Tax.

     WI     Security purchased on a when issued basis.

     ++     Prerefunded to call date shown.

     *      Current coupon of variable rate security.

     (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $843,163 and the aggregate gross unrealized depreciation is $14,802, resulting in net unrealized appreciation of $828,361.

Bond Insurance:
--------------

AMBAC   AMBAC Indemnity Corporation.

FGIC    Financial Guaranty Insurance Company.

MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996
------------------------------------------------------------------------

  Principal
 Amount (in                                                                            Coupon    Maturity
 thousands)                                                                             Rate       Date         Value
-----------                                                                          --------  -----------  ------------
             PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (90.1%)
             GENERAL OBLIGATION (5.6%)
   $ 2,000   Berks County, Second Ser 1992 (FGIC) ..................................    5.75 %   11/15/12    $ 2,038,280
       600   Puerto Rico, Pub Impr Refg Ser 1992 A .................................    6.00     07/01/14        613,152
-----------                                                                                                 ------------
     2,600                                                                                                     2,651,432
-----------                                                                                                 ------------
             EDUCATIONAL FACILITIES REVENUE (22.4%)
     2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC)  .....    5.80     08/01/25      2,039,680
     1,000   Northeastern Pennsylvania Hospital & Education Authority, Kings
              College Ser B 1993 ...................................................    6.00     07/15/11        976,170
             Pennsylvania Higher Educational Facilities Authority,
       750    Allegheny College Impr & Refg Ser 1993 B .............................    6.00     11/01/22        750,983
       500    Temple University First Ser 1991 (MBIA) ..............................    6.50     04/01/21        544,120
     1,000    Thomas Jefferson University 1992 Ser A ...............................    6.625    08/15/09      1,096,950
             Pennsylvania State University,
     1,000    Second Refg Ser 1992 .................................................    5.50     08/15/16        999,910
     1,000    Ser B 1992 ...........................................................    5.50     08/15/16        999,910
     1,000   Swarthmore Borough Authority, Swarthmore College Ser 1992  ............    6.00     09/15/20      1,026,790
     2,000   University of Pittsburgh, Cap 1992 Ser A (MBIA) .......................    6.125    06/01/21      2,089,760
-----------                                                                                                 ------------
    10,250                                                                                                    10,524,273
-----------                                                                                                 ------------
             HOSPITAL REVENUE (14.7%)
     1,000   Allegheny County Hospital Development Authority, Presbyterian
              University Health System Inc Ser 1992 B (MBIA) .......................    6.00     11/01/12      1,042,790
     1,000   Berks County Municipal Authority, Reading Hospital & Medical Center
              Ser of 1993 (MBIA) ...................................................    5.50     10/01/08      1,042,380
             Philadelphia Hospitals & Higher Educational Facilities Authority,
     1,750    Chestnut Hill Hospital Ser of 1992 ...................................    6.375    11/15/11      1,805,510
     1,000    Temple University Hospital 1993 Ser A ................................    6.50     11/15/08      1,065,080
     2,000    The Children's Hospital of Philadelphia Ser A of 1993 ................    5.375    02/15/14      1,983,200
-----------                                                                                                 ------------
     6,750                                                                                                     6,938,960
-----------                                                                                                 ------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.4%)
     1,000   Montgomery County Industrial Development Authority, Philadelphia
-----------   Electric Co Refg 1991 Ser B (MBIA) ...................................    6.70     12/01/21      1,111,250
                                                                                                            ------------
             MORTGAGE REVENUE -MULTI-FAMILY (2.3%)
             Pennsylvania Housing Finance Agency,
        60    Moderate Rehab Sec 8 Assisted Issue B ................................    9.00     08/01/01         61,081
     1,000    Ser 1992-35 D (AMT) ..................................................    6.20     04/01/25      1,010,720
-----------                                                                                                 ------------
     1,060                                                                                                     1,071,801
-----------                                                                                                 ------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
------------------------------------------------------------------------------------------------------------------------
  Principal
 Amount (in                                                                            Coupon    Maturity
 thousands)                                                                             Rate       Date         Value
-----------                                                                          --------  -----------  ------------
             MORTGAGE REVENUE -SINGLE FAMILY (8.0%)
             Pennsylvania Housing Finance Agency,
   $ 1,000    Ser 1993-37 A ........................................................    5.45 %    10/01/17   $   974,410
     2,000    Ser 1991-31 C (AMT) ..................................................    7.00      10/01/23     2,111,580
       635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................    6.85      10/15/23       665,302
-----------                                                                                                 ------------
     3,635                                                                                                     3,751,292
-----------                                                                                                 ------------
             PUBLIC FACILITIES REVENUE (2.1%)
     1,000   Puerto Rico Public Buildings Authority, Ser A (AMBAC) .................    5.50      07/01/21     1,002,330
-----------                                                                                                 ------------
             RESOURCE RECOVERY REVENUE (2.3%)
     1,000   Montgomery County Industrial Development Authority, Ser 1989  .........    7.50      01/01/12     1,078,660
-----------                                                                                                 ------------

             STUDENT LOAN REVENUE (4.5%)
             Pennsylvania Higher Education Assistance Agency,
     1,000    1988 Ser D (AMT) (AMBAC) .............................................    6.05      01/01/19     1,022,090
     1,000    1991 Ser B (AMT) (AMBAC) .............................................    6.854     09/01/26     1,075,100
-----------                                                                                                 ------------
     2,000                                                                                                     2,097,190
-----------                                                                                                 ------------
             TRANSPORTATION FACILITIES REVENUE (14.3%)
     1,000   Guam, Highway 1992 Ser A (FSA) ........................................    6.30      05/01/12     1,063,810
       500   Allegheny County, Greater Pittsburgh Int'l Airport Ser 1992 (AMT)(FSA).    6.625     01/01/22       535,920
     2,000   Delaware River Port Authority, Ser 1995 (FGIC) ........................    5.50      01/01/26     1,985,540
     2,000   Pennsylvania Turnpike Commission, Ser O of 1992 (FGIC) ................    6.00      12/01/12     2,098,340
     1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ................    5.875     12/01/12     1,039,100
-----------                                                                                                 ------------
     6,500                                                                                                     6,722,710
-----------                                                                                                 ------------
             WATER & SEWER REVENUE (4.7%)
     2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ......................    6.25      08/01/11     2,226,600
-----------                                                                                                 ------------
             OTHER REVENUE (3.4%)
     1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ................    6.60      11/01/09     1,618,050
-----------                                                                                                 ------------
             REFUNDED (3.4%)
       440   Lehigh County Industrial Development Authority, Strawbridge & Clothier
              Refg Ser of 1991 (ETM) ...............................................    7.20      12/15/01       477,638
     1,000   Reading, Ser of 1992 (AMBAC) ..........................................    6.50      11/15/02++   1,108,490
-----------                                                                                                 ------------
     1,440                                                                                                     1,586,128
-----------                                                                                                 ------------
    40,735   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $40,250,274)  .................   42,380,676
-----------                                                                                                 ------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1996 (continued)
------------------------------------------------------------------------------------------------------------------------
 Principal
 Amount (in                                                                            Coupon    Maturity
 thousands)                                                                             Rate       Date         Value
-----------                                                                          --------  -----------  ------------
             SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.8%)
   $ 2,000   Delaware County Industrial Development Authority, United Parcel
              Service of America Inc Ser 1985 (Demand 12/02/96) ....................   3.90*%    12/01/15    $ 2,000,000
     1,700   Philadelphia Hospitals & Higher Education Facilities Authority,
              Children's Hospital of Philadelphia 1996 Ser A (Demand 12/02/96) .....   4.00*     03/01/27      1,700,000
-----------                                                                                                 ------------
     3,700   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $3,700,000) ................................................................    3,700,000
                                                                                                            ------------
   $44,435   TOTAL INVESTMENTS (IDENTIFIED COST $43,950,274) (a) .............................     97.9%      46,080,676
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................      2.1          974,698
                                                                                                  -----     ------------
             NET ASSETS ......................................................................    100.0%     $47,055,374
                                                                                                  =====     ============

----------

    AMT    Alternative Minimum Tax.

    ETM    Escrowed to Maturity.

    ++     Prerefunded to call date shown.

    *      Current coupon of variable rate security.

    (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,167,848 and the aggregate gross unrealized depreciation is $37,446, resulting in net unrealized appreciation of $2,130,402.

Bond Insurance:
--------------

   AMBAC   AMBAC Indemnity Corporation.

    FGIC   Financial Guaranty Insurance Corporation.

     FSA   Financial Security Assurance Inc.

    MBIA   Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

                (This page has been left blank intentionally.)


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES November 30, 1996
-----------------------------------------------------------------------

                                                              Arizona       California       Florida      Massachusetts
                                                          -------------  --------------  -------------  ---------------
ASSETS:
Investments in securities, at value* ....................   $45,017,171    $113,978,328    $69,404,698     $15,549,659
Cash ....................................................       224,681         302,842        248,831         190,760
Receivable for:
 Investments sold .......................................        --             --              35,000          --
 Shares of beneficial interest sold .....................        92,185          56,863        103,176           3,264
 Interest ...............................................       973,961       1,715,360        890,131         303,506
Prepaid expenses ........................................         6,923           7,454          6,011           4,180
Receivable from affiliate ...............................        --             --              --               2,175
                                                          -------------  --------------  -------------  ---------------
    TOTAL ASSETS ........................................    46,314,921     116,060,847     70,687,847      16,053,544
                                                          -------------  --------------  -------------  ---------------
LIABILITIES:
Payable for:
 Investment purchased ...................................        --           2,073,370         --              --
 Shares of beneficial interest repurchased ..............        --             --              58,637          --
 Dividends to shareholders ..............................        18,907          47,859         29,211           6,635
 Plan of distribution fee ...............................         5,682          13,936          8,645           1,974
 Investment management fee ..............................        13,258          32,518         20,171           1,744
Accrued expenses ........................................        28,857          34,110         29,437          22,231
                                                          -------------  --------------  -------------  ---------------
    TOTAL LIABILITIES ...................................        66,704       2,201,793        146,101          32,584
                                                          -------------  --------------  -------------  ---------------
NET ASSETS:
Paid-in-capital .........................................    44,082,341     108,909,091     66,808,337      15,368,858
Accumulated undistributed net investment income  ........         6,307          15,953          9,723           2,211
Accumulated undistributed net realized gain (loss)  .....        (6,666)       (512,785)       (88,292)         (6,675)
Net unrealized appreciation .............................     2,166,235       5,446,795      3,811,978         656,566
                                                          -------------  --------------  -------------  ---------------
    NET ASSETS ..........................................   $46,248,217    $113,859,054    $70,541,746     $16,020,960
                                                          =============  ==============  =============  ===============
*IDENTIFIED COST ........................................   $42,850,936    $108,531,533    $65,592,720     $14,893,093
                                                          =============  ==============  =============  ===============
SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............     4,368,278      10,535,972      6,492,603       1,467,200
                                                          =============  ==============  =============  ===============
NET ASSET VALUE PER SHARE (unlimited authorized shares
 of $.01 par value) .....................................        $10.59          $10.81         $10.86          $10.92
                                                                 ======          ======         ======          ======
MAXIMUM OFFERING PRICE PER SHARE (net asset value plus
 4.17% of net asset value)** ............................        $11.03          $11.26         $11.31          $11.38
                                                                 ======          ======         ======          ======

----------
   **  On sales of $25,000 or more, the offering price is reduced.

                      See Notes to Financial Statements


----------------------------------------------------------------------------------------

   Michigan      Minnesota     New Jersey      New York         Ohio        Pennsylvania
-------------  ------------  -------------  -------------  -------------  --------------
 $21,364,520     $9,427,060    $43,899,509    $14,325,829    $21,872,401    $46,080,676
     178,109        376,477        211,880        393,273        133,949        306,548

      --             --             --            483,626         --             60,000
      94,272         --             33,766         --             30,218         31,316
     236,699        145,728        744,457        203,593        302,150        656,816
       2,658          1,156          3,610          2,449          2,687          5,611
      --             --             --             --             --             --
-------------  ------------  -------------  -------------  -------------  --------------
  21,876,258      9,950,421     44,893,222     15,408,770     22,341,405     47,140,967
-------------  ------------  -------------  -------------  -------------  --------------

     963,467         --             --          1,357,712      1,095,552         --
      10,250             80         --             --             --             19,477
       8,696          4,044         18,922          5,794          8,719         19,477
       2,541          1,219          5,519          1,726          2,599          5,753
       3,753            270         12,879          1,144          4,058         13,423
      24,440         21,919         26,629         22,303         23,010         27,463
-------------  ------------  -------------  -------------  -------------  --------------
   1,013,147         27,532         63,949      1,388,679      1,133,938         85,593
-------------  ------------  -------------  -------------  -------------  --------------

  19,942,390      9,598,246     43,285,800     13,328,363     20,531,387     44,819,851
       1,808          1,347          6,293          1,935          2,825          6,499
      (8,384)       (78,862)      (155,916)       (24,090)      (155,106)        98,622
     927,297        402,158      1,693,096        713,883        828,361      2,130,402
-------------  ------------  -------------  -------------  -------------  --------------
 $20,863,111     $9,922,889    $44,829,273    $14,020,091    $21,207,467    $47,055,374
=============  ============  =============  =============  =============  ==============
 $20,437,223     $9,024,902    $42,206,413    $13,611,946    $21,044,040    $43,950,274
=============  ============  =============  =============  =============  ==============
   1,935,781        936,141      4,191,281      1,286,668      1,968,447      4,335,927
=============  ============  =============  =============  =============  ==============
      $10.78         $10.60         $10.70         $10.90         $10.77         $10.85
      ======         ======         ======         ======         ======         ======
      $11.23         $11.04         $11.15         $11.35         $11.22         $11.30
      ======         ======         ======         ======         ======         ======


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF OPERATIONS For the year ended November 30, 1996
---------------------------------------------------------------------------------------------------

                                             Arizona      California     Florida      Massachusetts
                                          ------------  ------------  ------------  ---------------
INVESTMENT INCOME:
 INTEREST INCOME ........................   $2,733,780    $6,729,367    $4,095,716      $927,653
                                          ------------  ------------  ------------  ---------------
 EXPENSES
  Investment management fee .............      165,968       401,258       249,499        56,700
  Plan of distribution fee ..............       67,470       169,430       103,255        23,727
  Professional fees .....................       26,772        28,945        27,791        27,515
  Transfer agent fees and expenses  .....       16,577        32,283        24,075         6,104
  Shareholder reports and notices  ......        9,105        20,991        12,354         3,031
  Trustees' fees and expenses ...........        3,659         5,962         3,378           711
  Registration fees .....................        6,385         3,752         6,382         7,407
  Custodian fees ........................        3,477         5,461         3,914         1,179
  Organizational expenses ...............       --               414           414           414
  Other .................................        8,967        12,545        10,912         5,498
                                          ------------  ------------  ------------  ---------------
    TOTAL EXPENSES BEFORE EXPENSE OFFSET
     AND AMOUNTS WAIVED/REIMBURSED  .....      308,380       681,041       441,974       132,286
    LESS: AMOUNTS WAIVED/REIMBURSED  ....       --            --            --           (50,275)
    LESS: EXPENSE OFFSET ................       (3,463)       (5,432)       (3,885)       (1,173)
                                          ------------  ------------  ------------  ---------------
    TOTAL EXPENSES AFTER EXPENSE OFFSET
     AND AMOUNTS WAIVED/REIMBURSED  .....      304,917       675,609       438,089        80,838
                                          ------------  ------------  ------------  ---------------
    NET INVESTMENT INCOME ...............    2,428,863     6,053,758     3,657,627       846,815
                                          ------------  ------------  ------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) ..............      234,117      (188,814)      (10,934)       (6,674)
  Net change in unrealized appreciation       (594,791)    1,413,134      (216,205)      (59,232)
                                          ------------  ------------  ------------  ---------------
    NET GAIN (LOSS) .....................     (360,674)    1,224,320      (227,139)      (65,906)
                                          ------------  ------------  ------------  ---------------
    NET INCREASE ........................   $2,068,189    $7,278,078    $3,430,488      $780,909
                                          ============  ============  ============  ===============

                      See Notes to Financial Statements

---------------------------------------------------------------------------------

   Michigan     Minnesota    New Jersey    New York       Ohio       Pennsylvania
------------  -----------  ------------  ----------  ------------  --------------
 $1,199,802     $599,203     $2,696,547    $803,800    $1,259,436     $2,881,560
------------  -----------  ------------  ----------  ------------  --------------

     72,796       36,759        160,350      48,928        76,978        173,524
     30,115       14,761         64,078      18,838        31,989         73,195
     27,075       30,504         28,922      26,301        28,131         27,400
     11,493        5,259         21,752       5,812        10,082         19,980
      4,523        2,109          7,361       2,664         3,680          8,387
      1,070          429          2,275         683         1,286          3,018
      2,743        2,628          6,402       5,830         2,432          2,821
      1,419          880          2,647       1,211         1,738          4,693
        414          414            414         414           414            414
      6,277        6,892          9,509       6,189         7,132          9,138
------------  -----------  ------------  ----------  ------------  --------------

    157,925      100,635        303,710     116,870       163,862        322,570
    (52,490)     (47,620)        --         (46,461)      (52,949)        --
     (1,412)        (879)        (2,627)     (1,203)       (1,721)        (4,681)
------------  -----------  ------------  ----------  ------------  --------------

    104,023       52,136        301,083      69,206       109,192        317,889
------------  -----------  ------------  ----------  ------------  --------------
  1,095,779      547,067      2,395,464     734,594     1,150,244      2,563,671
------------  -----------  ------------  ----------  ------------  --------------

      4,837      (23,006)       220,181     (17,737)       14,562        123,735
    (91,304)     (14,644)      (459,218)     34,135      (137,210)      (236,754)
------------  -----------  ------------  ----------  ------------  --------------
    (86,467)     (37,650)      (239,037)     16,398      (122,648)      (113,019)
------------  -----------  ------------  ----------  ------------  --------------
 $1,009,312     $509,417     $2,156,427    $750,992    $1,027,596     $2,450,652
============  ===========  ============  ==========  ============  ==============


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
For the year ended November 30,
                                                           Arizona                       California
                                                ----------------------------  ------------------------------
                                                     1996           1995            1996            1995
                                                -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income .......................   $ 2,428,863    $ 2,634,161    $  6,053,758    $  6,371,272
  Net realized gain (loss) ....................       234,117        136,451        (188,814)       (247,082)
  Net change in unrealized appreciation/
   depreciation ...............................      (594,791)     5,859,879       1,413,134      15,149,432
                                                -------------  -------------  --------------  --------------
    Net increase ..............................     2,068,189      8,630,491       7,278,078      21,273,622
                                                -------------  -------------  --------------  --------------
 Dividends and distributions from:
  Net investment income .......................    (2,422,556)    (2,634,161)     (6,037,805)     (6,371,272)
  Net realized gain ...........................        --             --             --              --
                                                -------------  -------------  --------------  --------------
    Total .....................................    (2,422,556)    (2,634,161)     (6,037,805)     (6,371,272)
                                                -------------  -------------  --------------  --------------
 Transactions in shares of beneficial
  interest:
  Net proceeds from sales .....................     4,009,521      5,174,717      10,738,339       9,740,664
  Reinvestment of dividends and
   distributions ..............................     1,192,120      1,334,340       2,920,191       3,199,688
  Cost of shares repurchased ..................    (8,889,549)    (9,843,250)    (18,809,193)    (22,523,316)
                                                -------------  -------------  --------------  --------------
    Net decrease ..............................    (3,687,908)    (3,334,193)     (5,150,663)     (9,582,964)
                                                -------------  -------------  --------------  --------------
    Total increase (decrease) .................    (4,042,275)     2,662,137      (3,910,390)      5,319,386
NET ASSETS:
 Beginning of period ..........................    50,290,492     47,628,355     117,769,444     112,450,058
                                                -------------  -------------  --------------  --------------
 END OF PERIOD ................................   $46,248,217    $50,290,492    $113,859,054    $117,769,444
                                                =============  =============  ==============  ==============
 Undistributed net investment income  .........   $     6,307    $    --        $     15,953    $    --
                                                =============  =============  ==============  ==============
SHARES ISSUED AND REPURCHASED:
 Sold .........................................       382,246        508,816       1,015,703         954,040
 Reinvestment of dividends and distributions  .       114,076        130,488         276,280         313,444
 Repurchased ..................................      (850,272)      (971,313)     (1,789,292)     (2,223,029)
                                                -------------  -------------  --------------  --------------
 Net decrease .................................      (353,950)      (332,009)       (497,309)       (955,545)
                                                =============  =============  ==============  ==============

                      See Notes to Financial Statements

------------------------------------------------------------------------------------------

            Florida                     Massachusetts                    Michigan
------------------------------  ----------------------------  ----------------------------
      1996            1995           1996           1995           1996           1995
--------------  --------------  -------------  -------------  -------------  -------------
 $  3,657,627     $  3,872,871    $   846,815    $   887,197    $ 1,095,779    $ 1,145,642
      (10,934)         297,548         (6,674)        79,118          4,837         11,026

     (216,205)       8,855,916        (59,232)     2,071,069        (91,304)     2,758,269
--------------  --------------  -------------  -------------  -------------  -------------
    3,430,488       13,026,335        780,909      3,037,384      1,009,312      3,914,937
--------------  --------------  -------------  -------------  -------------  -------------

   (3,647,904)      (3,872,871)      (844,604)      (887,197)    (1,093,971)    (1,145,642)
      --               --             (35,280)        --             --             --
--------------  --------------  -------------  -------------  -------------  -------------
   (3,647,904)      (3,872,871)      (879,884)      (887,197)    (1,093,971)    (1,145,642)
--------------  --------------  -------------  -------------  -------------  -------------

    9,196,793       10,874,113      1,641,760      2,298,582      2,833,619      2,130,223

    1,309,984        1,388,435        488,781        499,293        628,246        653,136
  (13,805,676)     (18,815,557)    (2,965,069)    (3,500,367)    (4,186,713)    (3,711,031)
--------------  --------------  -------------  -------------  -------------  -------------
   (3,298,899)      (6,553,009)      (834,528)      (702,492)      (724,848)      (927,672)
--------------  --------------  -------------  -------------  -------------  -------------
   (3,516,315)       2,600,455       (933,503)     1,447,695       (809,507)     1,841,623

   74,058,061       71,457,606     16,954,463     15,506,768     21,672,618     19,830,995
--------------  --------------  -------------  -------------  -------------  -------------
 $ 70,541,746     $ 74,058,061    $16,020,960    $16,954,463    $20,863,111    $21,672,618
==============  ==============  =============  =============  =============  =============
 $      9,723     $    --         $     2,211    $    --        $     1,808    $    --
==============  ==============  =============  =============  =============  =============

      858,505        1,040,055        152,246        217,640        267,388        205,926
      122,498          132,818         45,436         47,460         59,047         63,129
   (1,292,611)      (1,813,124)      (275,364)      (335,507)      (394,837)      (361,199)
--------------  --------------  -------------  -------------  -------------  -------------
     (311,608)        (640,251)       (77,682)       (70,407)       (68,402)       (92,144)
==============  ==============  =============  =============  =============  =============


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)
----------------------------------------------------------------------------------------------------------
For the year ended November 30,

                                                          Minnesota                     New Jersey
                                                ----------------------------  ----------------------------
                                                     1996           1995           1996           1995
                                                -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income .......................   $   547,067    $   576,268    $ 2,395,464    $ 2,566,230
  Net realized gain (loss) ....................       (23,006)        17,107        220,181       (125,009)
  Net change in unrealized appreciation/
   depreciation ...............................       (14,644)     1,390,495       (459,218)     6,003,704
                                                -------------  -------------  -------------  -------------
    Net increase ..............................       509,417      1,983,870      2,156,427      8,444,925
                                                -------------  -------------  -------------  -------------
 Dividends from net investment income  ........      (545,720)      (576,268)    (2,389,171)    (2,566,230)
                                                -------------  -------------  -------------  -------------
 Transactions in shares of beneficial
  interest:
  Net proceeds from sales .....................       559,751      1,489,363      4,426,421      3,969,557
  Reinvestment of dividends ...................       329,304        319,206      1,341,520      1,419,332
  Cost of shares repurchased ..................    (2,159,547)    (1,779,338)    (8,594,526)    (8,876,237)
                                                -------------  -------------  -------------  -------------
    Net increase (decrease) ...................    (1,270,492)        29,231     (2,826,585)    (3,487,348)
                                                -------------  -------------  -------------  -------------
    Total increase (decrease) .................    (1,306,795)     1,436,833     (3,059,329)     2,391,347
NET ASSETS:
 Beginning of period ..........................    11,229,684      9,792,851     47,888,602     45,497,255
                                                -------------  -------------  -------------  -------------
 END OF PERIOD ................................   $ 9,922,889    $11,229,684    $44,829,273    $47,888,602
                                                =============  =============  =============  =============
 Undistributed net investment income  .........   $     1,347    $    --        $     6,293    $    --
                                                =============  =============  =============  =============
SHARES ISSUED AND REPURCHASED:
 Sold .........................................        53,608        145,931        419,871        385,163
 Reinvestment of dividends ....................        31,517         31,444        127,384        137,676
 Repurchased ..................................      (207,315)      (173,959)      (818,142)      (867,546)
                                                -------------  -------------  -------------  -------------
 Net increase (decrease) ......................      (122,190)         3,416       (270,887)      (344,707)
                                                =============  =============  =============  =============

                      See Notes to Financial Statements

------------------------------------------------------------------------------------------

           New York                        Ohio                       Pennsylvania
----------------------------  ----------------------------  ------------------------------
     1996           1995           1996           1995            1996            1995
-------------  -------------  -------------  -------------  --------------  --------------
 $   734,594     $   807,985    $ 1,150,244    $ 1,191,350    $  2,563,671    $  2,703,574
     (17,737)          9,027         14,562        161,498         123,735          59,271

      34,135       2,049,802       (137,210)     2,795,212        (236,754)      6,305,461
-------------  -------------  -------------  -------------  --------------  --------------
     750,992       2,866,814      1,027,596      4,148,060       2,450,652       9,068,306
-------------  -------------  -------------  -------------  --------------  --------------
    (732,659)       (807,985)    (1,147,419)    (1,191,350)     (2,557,172)     (2,703,574)
-------------  -------------  -------------  -------------  --------------  --------------

   1,812,721       1,474,331      2,846,349      2,891,735       3,426,864       8,975,484
     377,028         426,508        684,898        733,649       1,356,713       1,417,646
  (2,576,180)     (4,093,402)    (5,307,661)    (4,171,051)    (11,556,735)    (10,380,066)
-------------  -------------  -------------  -------------  --------------  --------------
    (386,431)     (2,192,563)    (1,776,414)      (545,667)     (6,773,158)         13,064
-------------  -------------  -------------  -------------  --------------  --------------
    (368,098)       (133,734)    (1,896,237)     2,411,043      (6,879,678)      6,377,796

  14,388,189      14,521,923     23,103,704     20,692,661      53,935,052      47,557,256
-------------  -------------  -------------  -------------  --------------  --------------
 $14,020,091     $14,388,189    $21,207,467    $23,103,704    $ 47,055,374    $ 53,935,052
=============  =============  =============  =============  ==============  ==============
 $     1,935     $    --        $     2,825    $    --        $      6,499    $    --
=============  =============  =============  =============  ==============  ==============

     169,476         144,006        267,942        279,961         321,119         864,290
      35,233          41,174         64,506         71,040         127,040         136,142
    (241,090)       (397,106)      (502,913)      (408,164)     (1,081,877)     (1,003,414)
-------------  -------------  -------------  -------------  --------------  --------------
     (36,381)       (211,926)      (170,465)       (57,163)       (633,718)         (2,982)
=============  =============  =============  =============  ==============  ==============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1996
-----------------------------------------------------------------------------
1. ORGANIZATION AND ACCOUNTING POLICIES -- Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"); the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

    A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

    C. Federal Income Tax Status -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

    D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------
    are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    E. Organizational Expenses -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund of approximately $204,000 of which $150,000 of such expenses ($16,667 for each of the initial Series excluding the Arizona Series) have been reimbursed. Such expenses were deferred and fully amortized as of January 14, 1996.

    F. Expenses -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT -- Pursuant to an Investment Management Agreement, each Series of the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

   Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

   The Investment Manager has undertaken to waive management fees and assume all expenses that exceeded 0.50% of the daily net assets with respect to the Massachusetts, Michigan, Minnesota, New York and Ohio Series through December 31, 1996.

3. PLAN OF DISTRIBUTION -- Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

   Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determined to reimburse, as described below. The following activities and services may be provided by the Distributor, under the Plan:
(1) compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, other employees and selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------
   The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1996, the distribution fees were accrued at the following annual rates:

                 Arizona    California    Florida    Massachusetts    Michigan
                ---------  ------------  ---------  ---------------  ----------
Annual Rate  ..    0.14%        0.15%       0.14%         0.15%          0.14%
                =========  ============  =========  ===============  ==========

                Minnesota   New Jersey    New York       Ohio      Pennsylvania
                ---------  ------------  ----------     -------    ------------
                   0.14%        0.14%       0.13%        0.15%        0.15%
                =========  ============  ==========     =======    ============

   For the year ended November 30, 1996, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                 Arizona     California    Florida    Massachusetts   Michigan
                ----------  ------------  ----------  -------------  ----------
Commissions  ..   $116,515     $315,934     $312,204       $50,734     $91,586
                ==========  ============  ==========  =============  ==========

                Minnesota    New Jersey    New York      Ohio      Pennsylvania
                ---------   ------------  ----------   --------    ------------
                 $18,380      $155,149     $55,204      $97,602      $111,349
                =========   ============  ==========   ========    ============

   Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1996 were as follows:

                 Arizona      California       Florida      Massachusetts      Michigan
              ------------  -------------  -------------  ---------------  --------------
Purchases  ..   $4,007,948    $20,941,999    $16,969,560     $1,702,771      $    958,540
              ============  =============  =============  ===============  ==============
Sales .......   $9,747,084    $25,996,179    $17,507,031     $2,771,374      $ 2,784,225
              ============  =============  =============  ===============  ==============

                Minnesota     New Jersey      New York          Ohio         Pennsylvania
              ------------  -------------  -------------  ---------------  --------------
Purchases  ..   $   489,860   $ 1,974,240    $ 2,830,012     $6,506,250      $        --
              ============  =============  =============  ===============  ==============
Sales .......   $2,080,886    $ 8,707,625    $ 3,044,837     $8,939,973      $10,689,070
              ============  =============  =============  ===============  ==============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1996 (continued)
-----------------------------------------------------------------------------
   Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. For the year ended November 30, 1996, each of the Series had transfer agent fees and expenses payable as follows:

                       Arizona    California    Florida    Massachusetts    Michigan
                     ---------  ------------  ---------  ---------------  ----------
Transfer Agent Fees
 and Expenses
 Payable ...........   $1,514       $2,388      $1,933         $521          $1,069
                     =========  ============  =========  ===============  ==========


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                       Minnesota    New Jersey    New York    Ohio    Pennsylvania
                     -----------  ------------  ----------  ------  --------------
Transfer Agent Fees
 and Expenses
 Payable ...........     $506         $1,749        $672      $814       $2,035
                     ===========  ============  ==========  ======  ==============


   The Fund has an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1996 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                     Arizona    California    Florida    Massachusetts    Michigan
                   ---------  ------------  ---------  ---------------  ----------
Aggregate Pension
 Costs ...........   $  667       $1,846      $  976        $  290         $  362
                   =========  ============  =========  ===============  ==========
Accrued Pension
 Liability .......   $3,186       $7,792      $4,801        $1,124         $1,403
                   =========  ============  =========  ===============  ==========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                     Minnesota    New Jersey    New York     Ohio     Pennsylvania
                   -----------  ------------  ----------  --------  --------------
Aggregate Pension
 Costs ...........     $170         $   627       $171      $  447       $  894
                   ===========  ============  ==========  ========  ==============
Accrued Pension
 Liability .......     $729         $3,069        $953      $1,538       $3,388
                   ===========  ============  ==========  ========  ==============

5. FEDERAL INCOME TAX STATUS -- At November 30, 1996, the following Series had an approximate net capital loss carryover to offset future capital gains to the extent provided by regulations:

AVAILABLE THROUGH NOVEMBER 30,     2002        2003       2004      TOTAL
------------------------------  ---------  ----------  ---------  ---------
Arizona ......................  $  6,700       --          --     $  6,700
California ...................    76,900    $247,100    $52,900    376,900
Florida ......................    35,000       --          --       35,000
Massachusetts ................     --          --         6,700      6,700
Michigan .....................     8,400       --          --        8,400
Minnesota ....................    32,000      24,300     20,300     76,600
New Jersey ...................     --        155,900       --      155,900
New York .....................     6,300       --        17,700     24,000
Ohio .........................   158,100       --          --      158,100

   During the year ended November 30, 1996, the following Series utilized capital loss carryovers of approximately:

 Arizona      Florida    Michigan    New Jersey     Ohio      Pennsylvania
----------  ---------  ----------  ------------  ---------  --------------
$234,000      $40,800     $4,800      $220,200     $14,600      $25,100
==========  =========  ==========  ============  =========  ==============

   Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The California, Florida and Minnesota Series incurred and will elect to defer net capital losses during fiscal 1996 of $135,900, $53,300 and $2,700, respectively.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                     Net Asset                                                                                      Total
       Year            Value         Net        Net Realized    Total from                                        Dividends
       Ended         Beginning    Investment   and Unrealized   Investment    Dividends to   Distributions to        and
   November 30,      of Period      Income      Gain (Loss)     Operations    Shareholders     Shareholders     Distributions
-----------------  -----------  ------------  --------------  ------------  --------------  ----------------  ---------------
Arizona Series
1991(b)               $ 9.60        $0.36          $ 0.17         $ 0.53         $(0.36)          $   --           $(0.36)
1992                    9.77         0.64            0.41           1.05          (0.64)              --            (0.64)
1993                   10.18         0.58            0.56           1.14          (0.58)           (0.02)           (0.60)
1994                   10.72         0.55           (1.29)         (0.74)         (0.55)           (0.01)           (0.56)
1995                    9.42         0.54            1.23           1.77          (0.54)              --            (0.54)
1996                   10.65         0.54           (0.06)          0.48          (0.54)              --            (0.54)
California Series
1991(a)                 9.60         0.60            0.39           0.99          (0.60)              --            (0.60)
1992                    9.99         0.67            0.34           1.01          (0.67)           (0.01)           (0.68)
1993                   10.32         0.61            0.68           1.29          (0.61)              --            (0.61)
1994                   11.00         0.58           (1.48)         (0.90)         (0.58)           (0.14)           (0.72)
1995                    9.38         0.56            1.29           1.85          (0.56)              --            (0.56)
1996                   10.67         0.56            0.14           0.70          (0.56)              --            (0.56)
Florida Series
1991(a)                 9.60         0.55            0.28           0.83          (0.55)              --            (0.55)
1992                    9.88         0.64            0.41           1.05          (0.64)              --            (0.64)
1993                   10.29         0.59            0.64           1.23          (0.59)              --            (0.59)
1994                   10.93         0.56           (1.33)         (0.77)         (0.56)              --            (0.56)
1995                    9.60         0.56            1.28           1.84          (0.56)              --            (0.56)
1996                   10.88         0.55           (0.02)          0.53          (0.55)              --            (0.55)
Massachusetts Series
1991(a)                 9.60         0.54            0.38           0.92          (0.54)              --            (0.54)
1992                    9.98         0.66            0.42           1.08          (0.66)           (0.04)           (0.70)
1993                   10.36         0.60            0.72           1.32          (0.60)              --            (0.60)
1994                   11.08         0.56           (1.38)         (0.82)         (0.56)           (0.10)           (0.66)
1995                    9.60         0.57            1.37           1.94          (0.57)              --            (0.57)
1996                   10.97         0.57           (0.03)          0.54          (0.57)           (0.02)           (0.59)
Michigan Series
1991(a)                 9.60         0.54            0.36           0.90          (0.54)              --            (0.54)
1992                    9.96         0.65            0.46           1.11          (0.65)           (0.01)           (0.66)
1993                   10.41         0.61            0.64           1.25          (0.61)              --            (0.61)
1994                   11.05         0.56           (1.41)         (0.85)         (0.56)           (0.18)           (0.74)
1995                    9.46         0.57            1.35           1.92          (0.57)              --            (0.57)
1996                   10.81         0.56           (0.03)          0.53          (0.56)              --            (0.56)

----------
(a)  January 15, 1991 (commencement of operations) to November 30, 1991.
(b)  April 30, 1991 (commencement of operations) to November 30, 1991.

                      See Notes to Financial Statements

----------------------------------------------------------------------------

                                       Ratios to Average Net Assets   Ratios to Average Net Assets
                                       (After Expenses Were Assumed) (Before Expenses Were Assumed)*
                                       ----------------------------- ------------------------------
 Net Asset                  Net Assets
   Value      Total           End of                      Net                         Net          Portfolio
   End Of   Investment        Period                  Investment                  Investment        Turnover
   Period    Return++        (000's)     Expenses       Income       Expenses       Income            Rate
   ------    --------        -------     --------       ------       --------     ---------          ------
   $ 9.77      5.66%(1)      $ 20,733      0.15%(2)      6.32%(2)      1.43%(2)      5.04%(2)          8%(1)
    10.18     11.08            38,812      0.15          6.33          0.74          5.74              15
    10.72     11.42            59,877      0.48          5.40          0.65          5.22               5
     9.42     (7.16)           47,628      0.62          5.33          0.63          5.32              11
    10.65     19.21            50,290      0.65 (3)      5.33          0.65          5.33               6
    10.59      4.63            46,248      0.65 (3)      5.12          0.65          5.12               9

     9.99     10.29 (1)        41,568      0.15 (2)      6.53 (2)      0.97 (2)      5.71 (2)          24 (1)
    10.32     10.23            95,604      0.15          6.36          0.67          5.84               5
    11.00     12.77           139,308      0.48          5.57          0.60          5.45              11
     9.38     (8.65)          112,450      0.58          5.59          0.59          5.58              12
    10.67     20.15           117,769      0.60 (3)      5.50          0.60          5.50               5
    10.81      6.76           113,859      0.59          5.28          0.59          5.28              19

     9.88      8.84 (1)        17,719      0.15 (2)      6.45 (2)      1.27 (2)      5.33 (2)          10 (1)
    10.29     10.92            51,560      0.15          6.19          0.73          5.62               6
    10.93     12.20            84,494      0.48          5.39          0.63          5.23               3
     9.60     (7.29)           71,458      0.61          5.34          0.62          5.33               3
    10.88     19.54            74,058      0.63 (3)      5.34          0.63          5.34               8
    10.86      5.03            70,542      0.62 (3)      5.13          0.62          5.13              25

     9.98      9.87 (1)         3,205      0.15 (2)      6.50 (2)      2.50 (2)      4.08 (2)          40 (1)
    10.36     11.19            10,113      0.14          6.26          1.25          5.16              10
    11.08     13.06            18,344      0.48          5.47          0.84          5.10              12
     9.60     (7.71)           15,507      0.50          5.35          0.78          5.07              10
    10.97     20.58            16,954      0.50 (3)      5.39          0.79          5.11               7
    10.92      5.07            16,021      0.50 (3)      5.23          0.82          4.91              11

     9.96      9.54 (1)         6,630      0.15 (2)      6.54 (2)      1.73 (2)      4.96 (2)          46 (1)
    10.41     11.78            13,809      0.14          6.28          1.01          5.42               9
    11.05     12.28            22,083      0.48          5.53          0.80          5.20              15
     9.46     (8.07)           19,831      0.50          5.44          0.75          5.19               9
    10.81     20.69            21,673      0.50 (3)      5.49          0.77          5.22              22
    10.78      5.09            20,863      0.50 (3)      5.27          0.76          5.01               5

----------
   *    After application of the Fund's expense limitation.

   ++ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

   (1)  Not annualized.

   (2)  Annualized.

   (3) The above ratios do not reflect the effect of expense offsets of 0.01%.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                       Net Asset                                                                                      Total
     Year                Value         Net        Net Realized    Total from                                        Dividends
    Ended              Beginning    Investment   and Unrealized   Investment    Dividends to   Distributions to        and
 November 30,          of Period      Income      Gain (Loss)     Operations    Shareholders     Shareholders     Distributions
----------------     -----------  ------------  --------------  ------------  --------------  ----------------  ---------------
Minnesota Series
1991(a)                 $ 9.60        $0.51          $ 0.19         $ 0.70         $(0.51)          $   --           $(0.51)
1992                      9.79         0.63            0.32           0.95          (0.63)              --            (0.63)
1993                     10.11         0.58            0.67           1.25          (0.58)              --            (0.58)
1994                     10.78         0.55           (1.42)         (0.87)         (0.55)           (0.08)           (0.63)
1995                      9.28         0.54            1.33           1.87          (0.54)              --            (0.54)
1996                     10.61         0.54           (0.01)          0.53          (0.54)              --            (0.54)
New Jersey Series
1991(a)                   9.60         0.55            0.35           0.90          (0.55)              --            (0.55)
1992                      9.95         0.66            0.44           1.10          (0.66)           (0.04)           (0.70)
1993                     10.35         0.60            0.62           1.22          (0.60)           (0.03)           (0.63)
1994                     10.94         0.55           (1.39)         (0.84)         (0.55)           (0.08)           (0.63)
1995                      9.47         0.56            1.26           1.82          (0.56)              --            (0.56)
1996                     10.73         0.55           (0.03)          0.52          (0.55)              --            (0.55)
New York Series
1991(a)                   9.60         0.54            0.46           1.00          (0.54)              --            (0.54)
1992                     10.06         0.68            0.34           1.02          (0.68)           (0.06)           (0.74)
1993                     10.34         0.62            0.69           1.31          (0.62)              --            (0.62)
1994                     11.03         0.57           (1.52)         (0.95)         (0.57)           (0.05)           (0.62)
1995                      9.46         0.56            1.42           1.98          (0.56)              --            (0.56)
1996                     10.88         0.56            0.02           0.58          (0.56)              --            (0.56)
Ohio Series
1991(a)                   9.60         0.53            0.25           0.78          (0.53)              --            (0.53)
1992                      9.85         0.66            0.41           1.07          (0.66)           (0.01)           (0.67)
1993                     10.25         0.60            0.72           1.32          (0.60)              --            (0.60)
1994                     10.97         0.55           (1.43)         (0.88)         (0.55)           (0.12)           (0.67)
1995                      9.42         0.56            1.38           1.94          (0.56)              --            (0.56)
1996                     10.80         0.55           (0.03)          0.52          (0.55)              --            (0.55)
Pennsylvania Series
1991(a)                   9.60         0.53            0.30           0.83          (0.53)              --            (0.53)
1992                      9.90         0.66            0.44           1.10          (0.66)              --            (0.66)
1993                     10.34         0.61            0.67           1.28          (0.61)              --            (0.61)
1994                     11.01         0.56           (1.39)         (0.83)         (0.56)           (0.06)           (0.62)
1995                      9.56         0.55            1.29           1.84          (0.55)              --            (0.55)
1996                     10.85         0.55              --           0.55          (0.55)              --            (0.55)

----------
(a)   January 15, 1991 (commencement of operations) to November 30, 1991.

                      See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets   Ratios to Average Net Assets
                                       (After Expenses Were Assumed) (Before Expenses Were Assumed)*
                                       ----------------------------- ------------------------------
 Net Asset                  Net Assets
   Value      Total           End of                      Net                         Net          Portfolio
   End of   Investment        Period                  Investment                  Investment        Turnover
   Period    Return++        (000's)     Expenses       Income       Expenses       Income            Rate
   ------    --------        -------     --------       ------       --------     ---------          ------
   $ 9.79       $ 7.42(1)    $ 3,131        0.15  %(2)    6.04  %(2)    2.50  %(2)    2.87  %(2)      4%(1)
    10.11         9.91         6,420        0.14          6.16          1.46          4.85           23
    10.78        12.64        11,538        0.48          5.39          1.04          4.83            8
     9.28        (8.42)        9,793        0.50          5.41          0.91          5.00           14
    10.61        20.60        11,230        0.50(4)       5.35          0.98          4.88            3
    10.60         5.21         9,923        0.50(4)       5.21          0.96          4.75            5

     9.95         9.59(1)     15,812        0.15(2)       6.43(2)       1.21(2)       5.36(2)        36 (1)
    10.35        11.34        32,123        0.15          6.36          0.79          5.71           19
    10.94        12.03        54,499        0.48          5.41          0.69          5.20            7
     9.47        (7.96)       45,497        0.64          5.38          0.65          5.37            6
    10.73        19.60        47,889        0.67(4)       5.42          0.67          5.42           14
    10.70         4.93        44,829        0.66(4)       5.23          0.66          5.23            5

    10.06        10.73(1)      3,976        0.15(2)       6.44(2)       2.22(2)       4.37(2)        51 (1)
    10.34        10.35         9,604        0.15          6.45          1.23          5.37           21
    11.03        12.91        15,955        0.48          5.61          0.88          5.21           11
     9.46        (8.96)       14,522        0.50          5.48          0.82          5.16           14
    10.88        21.40        14,388        0.50(4)       5.43          0.85          5.09           24
    10.90         5.46        14,020        0.50(4)       5.25          0.84          4.91           22

     9.85         8.35(1)      6,267        0.15(2)       6.38(2)       2.04(2)       4.48(2)        22 (1)
    10.25        11.12        13,686        0.15          6.41          1.01          5.56           23
    10.97        13.19        24,849        0.48          5.45          0.78          5.14           20
     9.42        (8.34)       20,693        0.50          5.31          0.71          5.10           18
    10.80        21.02        23,104        0.50(4)       5.42          0.77          5.16           19
    10.77         5.04        21,207        0.50(4)       5.23          0.75          4.98           32

     9.90         8.77(1)     12,147        0.15(2)       6.46(2)       1.54(2)       5.07(2)        12 (1)
    10.34        11.47        31,509        0.15          6.31          0.81          5.65            3
    11.01        12.64        53,378        0.48          5.54          0.68          5.33            5
     9.56        (7.84)       47,557        0.64          5.37          0.66          5.35           19
    10.85        19.65        53,935        0.66(4)       5.29          0.66          5.29            8
    10.85         5.27        47,055        0.65(4)       5.17          0.65          5.17           --

----------
*     After application of the Fund's expense limitation.

++ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(4) The above ratios do not reflect the effect of expense offsets of 0.01%.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

To the Shareholders and Trustees of Dean Witter Multi-State Municipal Series
Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period January 15, 1991 (commencement of operations for all Series except the Arizona Series) and April 30, 1991 (commencement of operations for the Arizona Series) through November 30, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 15, 1997

------------------------------------------------------------------------------
                  1996 FEDERAL INCOME TAX NOTICE (UNAUDITED)





During the year ended November 30, 1996, the Fund paid to shareholders dividends per share from net investment income as follows:



Arizona  California  Florida  Massachusetts  Michigan  Minnesota  New Jersey  New York   Ohio  Pennsylvania
-------  ----------  -------  -------------  --------  ---------  ----------  --------  -----  ------------
$0.54      $0.56      $0.55       $0.57        $0.56     $0.54      $0.55       $0.56   $0.55      $0.55

All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

For the same period, the Massachusetts Series paid to shareholders long-term capital gains of $0.02 per share.

------------------------------------------------------------------------------

          (This page has been left blank intentionally.)

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Dean Witter InterCapital Inc.
Two World Trade ACenter
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fune, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distriabution to prospectuve investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
MULTI-STATE MUNICIPAL
SERIES TRUST


ANNUAL REPORT
NOVEMBER 30, 1996